UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08039
                                    ---------

                               THIRD AVENUE TRUST
                               ------------------
               (Exact name of registrant as specified in charter)

 622 THIRD AVENUE, 32ND FLOOR, NEW YORK, NY                             10017
--------------------------------------------------------------------------------
 (Address of principal executive offices)                             (Zip code)

W. JAMES HALL III, GENERAL COUNSEL,  622 THIRD AVENUE,  NEW YORK, NY 10017
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 800-443-1021
                                                    ------------

Date of fiscal year end: OCTOBER 31, 2007
                         ----------------

Date of reporting period: APRIL 30, 2007
                         ----------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

The Trust's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the "1940 Act") is as follows:



                           [THIRD AVENUE FUNDS LOGO]



                            THIRD AVENUE VALUE FUND

                        THIRD AVENUE SMALL-CAP VALUE FUND

                       THIRD AVENUE REAL ESTATE VALUE FUND

                      THIRD AVENUE INTERNATIONAL VALUE FUND




                               SEMI-ANNUAL REPORT
                                 April 30, 2007

                           [THIRD AVENUE FUNDS LOGO]


                               THIRD AVENUE FUNDS


                                 PRIVACY POLICY

Third Avenue Funds respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms and from the transactions you make with us, our affiliates, or third parties. We do not disclose any information about you or any of our former customers to anyone, except to our affiliates (which may include the Funds' distributor and the Funds' affiliated money management entities) and service providers, or as otherwise permitted by law. To protect your personal information, we permit access only by authorized employees. Be assured that we maintain physical, electronic and procedural safeguards that comply with federal standards to guard your personal information.

                      PROXY VOTING POLICIES AND PROCEDURES

The Funds have delegated the voting of proxies relating to their voting securities to the Adviser pursuant to the Adviser's proxy voting guidelines. A description of these proxy voting guidelines and procedures, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available
(i) without charge, upon request, by calling (800) 443-1021, (ii) on the website of the Securities and Exchange Commission http://www.sec.gov, and (iii) the Funds' website www.thirdavenuefunds.com.

                    SCHEDULE OF PORTFOLIO HOLDINGS--FORM N-Q

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Third Avenue Funds Form N-Q will be available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                            [THIRD AVENUE FUNDS LOGO]


                               THIRD AVENUE TRUST
                             THIRD AVENUE VALUE FUND
                            PORTFOLIO OF INVESTMENTS
                                AT APRIL 30, 2007
                                   (UNAUDITED)


                                PRINCIPAL
                                AMOUNT ($)    ISSUES                                                          VALUE
-----------------------------------------------------------------------------------------------------------------------
CORPORATE DEBT INSTRUMENTS - 0.44%
Auto Parts - 0.12%                            Collins & Aikman Products Co.:
                               250,750,000      10.750%, due 12/31/11 (a) *                                $ 13,791,250
                                 2,000,000      12.875%, due 08/15/12 (a) (d) *                                  12,500
                                                                                                           ------------
                                                                                                             13,803,750
                                                                                                           ------------
Automotive - 0.01%               2,005,000    General Motors Corp., step bond, 0.000% until 03/15/16
                                                (7.750% THEREAFTER), DUE 03/15/36                               721,800
                                                                                                           ------------
Consumer Products - 0.12%       13,803,603    Home Products International, Inc., 2nd Lien, Convertible, PIK,
                                                6.000%, due 03/20/17 (b)                                     13,803,603
                                                                                                           ------------

Energy & Utilities - 0.10%      10,000,000    Mirant Americas Generation LLC, 8.500%, due 10/01/21           10,625,000
                                                                                                           ------------
Hard Goods Retail - 0.01%                     Hechinger Co.:
                                18,648,000      6.950%, due 10/15/03 (a) (b) *                                  477,574
                                14,752,000      9.450%, due 11/15/12 (a) (b) *                                  377,798
                                                                                                           ------------
                                                                                                                855,372
                                                                                                           ------------

Retail - 0.08%                  86,205,118    Sears Holding Corp. Trade Claims (a) (b)                        8,766,742
                                                                                                           ------------
                                              TOTAL CORPORATE DEBT INSTRUMENTS
                                              (Cost $196,987,314)                                            48,576,267
                                                                                                           ------------
                                  SHARES
-----------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS - 0.02%
Auto Supply - 0.02%                759,866    ISE Corp. Series B (b)                                          2,499,959
                                                                                                           ------------
Financial Insurance/Credit
Enhancement - 0.00%#             6,045,667    CGA Group, Ltd. Series C (a) (b) (Bermuda)                             --
                                                                                                           ------------
Insurance & Reinsurance - 0.00%#     4,775    Ecclesiastical Insurance, 8.625% (United Kingdom)                  13,010
                                 1,022,245    RS Holdings Convertible, Class A (a) (b)                               --
                                                                                                           ------------
                                                                                                                 13,010
                                                                                                           ------------
                                              TOTAL PREFERRED STOCKS
                                              (Cost $13,040,361)                                              2,512,969
                                                                                                           ------------


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            [THIRD AVENUE FUNDS LOGO]


                               THIRD AVENUE TRUST
                             THIRD AVENUE VALUE FUND
                            PORTFOLIO OF INVESTMENTS
                                AT APRIL 30, 2007
                                   (UNAUDITED)


                                   SHARES     ISSUES                                                  VALUE
---------------------------------------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS - 75.41%
Annuities & Mutual Fund          1,451,598    Legg Mason, Inc.                                   $  143,984,006
Management & Sales - 3.42%       4,850,000    Mellon Financial Corp.                                208,210,500
                                   489,900    Nuveen Investments, Class A (e)                        26,111,670
                                   139,212    Westwood Holdings Group, Inc.                           3,357,793
                                                                                                 --------------
                                                                                                    381,663,969
                                                                                                 --------------


Automotive - 6.11%              14,372,600    Toyota Industries Corp. (Japan)                       682,032,406
                                                                                                 --------------
Building Products - 0.62%        1,500,000    USG Corp. (a) (e)                                      69,225,000
                                                                                                 --------------

Business Services - 0.11%          337,082    Fair Isaac Corp.                                       12,037,198
                                                                                                 --------------
Computerized Securities
Trading - 0.05%                    132,800    Investment Technology Group, Inc. (a)                   5,025,152
                                                                                                 --------------

Consumer Products - 0.02%          526,368    Home Products International, Inc. (a) (b)                 551,077
                                    47,250    JAKKS Pacific, Inc. (a) (e)                             1,135,417
                                                                                                 --------------
                                                                                                      1,686,494
                                                                                                 --------------

Depository Institutions - 0.82%    390,800    Berkshire Hills Bancorp, Inc.                          12,599,392
                                   529,600    Brookline Bancorp, Inc. (e)                             6,312,832
                                   218,500    Carver Bancorp, Inc. (c)                                3,714,500
                                26,127,450    Chong Hing Bank, Ltd. (c) (Hong Kong)                  66,267,208
                                    54,704    Tompkins Trustco, Inc.                                  2,117,045
                                    16,354    Toronto-Dominion Bank (The) (Canada)                      999,556
                                                                                                 --------------
                                                                                                     92,010,533
                                                                                                 --------------

Electronics Components - 2.02%   9,046,200    AVX Corp. (c)                                         150,528,768
                                 3,500,000    Intel Corp.                                            75,250,000
                                                                                                 --------------
                                                                                                    225,778,768
                                                                                                 --------------



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           [THIRD AVENUE FUNDS LOGO]


                               THIRD AVENUE TRUST
                             THIRD AVENUE VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AT APRIL 30, 2007
                                   (UNAUDITED)


                                   SHARES     ISSUES                                                       VALUE
-------------------------------------------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS (CONTINUED)
Financial Insurance/             3,806,720    ACA Capital Holdings, Inc. (a) (b) (c) (h)              $ 51,895,116
Credit Enhancement - 3.70%         300,000    Ambac Financial Group, Inc. (e)                           27,540,000
                                 3,477,409    MBIA, Inc. (e)                                           241,888,570
                                 1,576,580    Radian Group, Inc.                                        91,615,064
                                                                                                     -------------
                                                                                                       412,938,750
                                                                                                     -------------

Financial Services - 0.13%         250,000    CIT Group, Inc.                                           14,912,500
                                                                                                     -------------
Holding Companies - 20.66%       6,560,550    Brookfield Asset Management, Inc., Class A (e) (Canada)  381,495,982
                                    83,370    Capital Southwest Corp.                                   12,905,676
                                53,819,000    Cheung Kong Holdings, Ltd. (Hong Kong)                   701,771,579
                                 3,951,800    Guoco Group, Ltd. (Hong Kong) (1)                         57,288,571
                                27,482,000    Henderson Investment, Ltd. (Hong Kong)                    58,319,851
                                12,713,000    Hutchison Whampoa, Ltd. (Hong Kong)                      123,109,244
                                10,665,000    Investor AB, Class A (Sweden)                            283,336,691
                                 2,200,000    Jardine Matheson Holdings, Ltd. (Hong Kong) (1)           51,480,000
                                   359,250    Pargesa Holding SA (Switzerland)                          39,115,194
                                 4,487,800    Power Corp. of Canada (Canada)                           152,639,382
                                 4,628,913    RHJ International (a) (c) (Belgium)                       93,489,147
                                42,953,000    Wharf (Holdings), Ltd. (The) (Hong Kong)                 159,239,747
                                83,555,500    Wheelock & Co., Ltd. (Hong Kong)                         193,336,387
                                                                                                     -------------
                                                                                                     2,307,527,451
                                                                                                     -------------
Housing Development - 0.48%        208,750    Levitt Corp., Class A (e)                                  1,772,287
                                 1,000,000    MDC Holdings, Inc.                                        51,260,000
                                                                                                     -------------
                                                                                                        53,032,287
                                                                                                     -------------
Industrial & Agricultural
Equipment - 0.46%                  594,300    Alamo Group, Inc. (c)                                     16,046,100
                                   299,300    Lindsay Corp. (e)                                          9,143,615
                                   360,100    Mestek, Inc. (a)                                           5,257,460
                                   360,100    Omega Flex, Inc.                                           8,001,422
                                   480,500    Standex International Corp. (e)                           13,146,480
                                                                                                     -------------
                                                                                                        51,595,077
                                                                                                     -------------



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           [THIRD AVENUE FUNDS LOGO]


                               THIRD AVENUE TRUST
                             THIRD AVENUE VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AT APRIL 30, 2007
                                   (UNAUDITED)


                                    SHARES    ISSUES                                                       VALUE
-------------------------------------------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS (CONTINUED)
Insurance & Reinsurance - 0.78%     87,035    ACE, Ltd. (Cayman Islands)                               $ 5,175,101
                                   432,300    Arch Capital Group, Ltd. (a) (Bermuda)                    31,480,086
                                    15,675    ESG Re, Ltd. Warrants, expires 12/07 (a) (b) (Bermuda)            --
                                    65,000    Helicon RE Holdings, Ltd. (a) (b) (Bermuda)                7,857,200
                                   480,000    Montpelier RE Holdings, Ltd. (e) (Bermuda)                 8,764,800
                                   127,500    Olympus RE Holdings, Ltd. (a) (b) (Bermuda)                  739,500
                                    32,089    RS Holdings, Class A (a) (b)                                      --
                                    58,300    White Mountains Insurance Group, Ltd. (Bermuda)           33,405,900
                                                                                                      ------------
                                                                                                        87,422,587
                                                                                                      ------------

Insurance Services
Companies - 0.01%                   63,460    Safelite Realty Corp. (b)                                    621,273
                                                                                                      ------------
Life Insurance - 0.27%           2,009,900    Phoenix Cos., Inc. (The) (e)                              29,947,510
                                                                                                      ------------
Medical Supplies
& Services - 0.87%                 342,300    Datascope Corp.                                           12,682,215
                                   598,000    PAREXEL International Corp. (a)                           23,489,440
                                 1,275,000    Pharmaceutical Product Development, Inc. (e)              45,989,250
                                   363,000    St. Jude Medical, Inc. (a)                                15,532,770
                                                                                                      ------------
                                                                                                        97,693,675
                                                                                                      ------------

Mutual Holding Companies - 0.15%   637,122    Brooklyn Federal Bancorp, Inc.                             9,327,466
                                    16,226    Colonial Bankshares, Inc. (a)                                219,051
                                   173,392    FedFirst Financial Corp. (a)                               1,612,546
                                   142,200    Gouverneur Bancorp, Inc. (c)                               1,585,530
                                   120,000    Home Federal Bancorp, Inc. (e)                             1,235,400
                                   242,800    SFSB, Inc. (a) (c)                                         2,306,600
                                     9,200    Westborough Financial Services, Inc.                         321,540
                                                                                                      ------------
                                                                                                        16,608,133
                                                                                                      ------------



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           [THIRD AVENUE FUNDS LOGO]


                               THIRD AVENUE TRUST
                             THIRD AVENUE VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AT APRIL 30, 2007
                                   (UNAUDITED)


                               SHARES        ISSUES                                                       VALUE
-------------------------------------------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS (CONTINUED)
Non-Life
Insurance-Japan - 4.01%          9,159,100    Aioi Insurance Co., Ltd. (Japan)                        $ 62,320,361
                                 5,290,500    Millea Holdings, Inc., ADR (Japan)                       195,483,975
                                10,857,140    Mitsui Sumitomo Insurance Co., Ltd. (Japan)              135,663,138
                                 4,420,560    Sompo Japan Insurance, Inc. (Japan)                       54,348,267
                                                                                                     -------------
                                                                                                       447,815,741
                                                                                                     -------------

Oil & Gas
Production & Services - 3.76%      366,632    Cimarex Energy Co. (e)                                    14,445,301
                                   626,800    EnCana Corp. (Canada)                                     32,875,660
                                 9,090,000    Nabors Industries, Ltd. (a) (Bermuda)                    291,970,800
                                 1,000,000    Suncor Energy, Inc. (Canada)                              80,500,000
                                                                                                     -------------
                                                                                                       419,791,761
                                                                                                     -------------

Pharmaceuticals - 0.74%          1,000,000    Daiichi Sankyo Co., Ltd. (Japan)                          29,961,920
                                 2,000,000    Pfizer, Inc.                                              52,920,000
                                                                                                     -------------
                                                                                                        82,881,920
                                                                                                     -------------

Real Estate - 17.38%             1,387,200    Alexander & Baldwin, Inc. (e)                             74,145,840
                                   139,000    Alico, Inc. (e)                                            8,132,890
                                    31,000    Consolidated-Tomoka Land Co. (e)                           2,326,550
                                18,978,281    FNC Realty Corp. (a) (b)                                  14,233,711
                                 3,830,526    Forest City Enterprises, Inc., Class A (c) (e)           255,917,442
                                 1,017,031    Forest City Enterprises, Inc., Class A (c) (d)            67,947,841
                                   562,876    Forest City Enterprises, Inc., Class A (b) (c) (d)        35,725,458
                                    22,500    Forest City Enterprises, Inc., Class B                     1,503,675
                                23,919,000    Hang Lung Group, Ltd. (Hong Kong)                         92,038,492
                                30,534,000    Hang Lung Properties, Ltd. (Hong Kong)                    91,144,521
                                53,328,000    Henderson Land Development Co., Ltd. (c) (Hong Kong)     320,756,085
                                50,000,000    Henderson Land Development Co., Ltd. (c) (d) (Hong Kong) 300,738,904
                                    47,348    Homefed Corp. (a) (e)                                      2,959,250
                                 4,930,000    Mitsubishi Estate Co., Ltd. (Japan)                      154,313,931
                                   151,000    Mitsui Fudosan Co., Ltd. (Japan)                           4,448,424


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           [THIRD AVENUE FUNDS LOGO]


                               THIRD AVENUE TRUST
                             THIRD AVENUE VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AT APRIL 30, 2007
                                   (UNAUDITED)


                                   SHARES     ISSUES                                                     VALUE
-------------------------------------------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS (CONTINUED)
Real Estate (continued)          6,072,168    St. Joe Co. (The) (c) (e)                             $  343,866,874
                                 3,420,106    Tejon Ranch Co. (a) (c)                                  170,389,681
                                                                                                    --------------
                                                                                                     1,940,589,569
                                                                                                    --------------

Real Estate Investment
Trust - 0.39%                      676,607    ProLogis                                                  43,844,134
                                       846    Public Storage, Inc.                                          78,949
                                                                                                    --------------
                                                                                                        43,923,083
                                                                                                    --------------

Retail - 0.28%                     165,912    Sears Holding Corp. (a)                                   31,674,260
                                                                                                    --------------
Security Brokers, Dealers
& Flotation Companies - 0.93%      894,400    Jefferies Group, Inc. (e)                                 28,352,480
                                 2,444,062    Raymond James Financial, Inc. (e)                         74,983,822
                                                                                                    --------------
                                                                                                       103,336,302
                                                                                                    --------------

Semiconductor
Equipment Manufacturers - 0.12%     700,000   Applied Materials, Inc.                                   13,454,000
                                                                                                    --------------
Software - 0.54%                  2,000,000   Microsoft Corp.                                           59,880,000
                                                                                                    --------------
Steel & Specialty Steel - 3.45%     445,714   Haynes International, Inc. (a)                            34,747,863
                                  3,350,000   POSCO, ADR (e) (South Korea)                             350,879,000
                                                                                                    --------------
                                                                                                       385,626,863
                                                                                                    --------------

Telecommunications - 0.19%       2,008,200    Tellabs, Inc. (a)                                         21,327,084
                                                                                                    --------------
Title Insurance - 0.63%          1,000,000    First American Corp.                                      51,500,000
                                   479,800    Stewart Information Services Corp. (e)                    19,297,556
                                                                                                    --------------
                                                                                                        70,797,556
                                                                                                    --------------

Transportation - 0.03%              55,032    Florida East Coast Industries, Inc. (e)                    3,880,306
                                                                                                    --------------


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           [THIRD AVENUE FUNDS LOGO]


                               THIRD AVENUE TRUST
                             THIRD AVENUE VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AT APRIL 30, 2007
                                   (UNAUDITED)


                                   SHARES          ISSUES                                                VALUE
-------------------------------------------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS (CONTINUED)
Utilities, Utility Service
Companies & Waste
Management - 2.28%               8,816,889         Covanta Holding Corp. (a) (c) (h)                        $  216,366,456
                                   861,208         Mirant Corp. (a)                                             38,642,403
                                                                                                            --------------
                                                                                                               255,008,859
                                                                                                            --------------
                                                   TOTAL COMMON STOCKS AND WARRANTS
                                                   (Cost $5,023,548,040)                                     8,421,746,067
                                                                                                            --------------

                                INVESTMENT
                                AMOUNT ($)
--------------------------------------------------------------------------------------------------------------------------
LIMITED PARTNERSHIPS - 0.01%
Insurance & Reinsurance - 0.01%  1,805,000         Insurance Partners II Equity Fund, LP (a) (b)                 1,106,718
                                                                                                            --------------

                                                   TOTAL LIMITED PARTNERSHIPS
                                                   (COST $821,846)                                               1,106,718
                                                                                                            --------------
                               PRINCIPAL
                               AMOUNT (+)
--------------------------------------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS - 23.92%
Foreign Government
Obligations - 10.94%           234,000,000 GBP     United Kingdom Treasury Bills, 5.09%-5.48%++,
                                                     due 05/14/07-08/28/07                                     463,617,922
                                                                                                            --------------
                               380,000,000 GBP     United Kingdom Treasury Bonds, 5.00%-8.50%,
                                                     due 07/16/07-03/07/08                                     758,519,947
                                                                                                            --------------
                                                                                                             1,222,137,869
                                                                                                            --------------

Repurchase Agreement - 4.58%   510,890,688         Bear Stearns, 5.11%, dated 04/30/07, due 05/01/06 (f)       510,890,688
                                                                                                            --------------
U.S. Government
Obligations - 8.40%            575,000,000         U.S. Treasury Bills, 5.01%-5.17%++, due 05/17/07-10/18/07   571,395,292
                                25,000,000         U.S. Treasury Bills, 5.12%++, due 05/03/07 (g)               24,993,161
                               350,000,000         U.S. Treasury Bills, 5.01%++, due 10/25/07 (e)              341,740,000
                                                                                                            --------------
                                                                                                               938,128,453
                                                                                                            --------------


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           [THIRD AVENUE FUNDS LOGO]


                               THIRD AVENUE TRUST
                             THIRD AVENUE VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AT APRIL 30, 2007
                                   (UNAUDITED)

                                 PRINCIPAL
                                AMOUNT (+)    ISSUES                                                          VALUE
------------------------------------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS (CONTINUED)

                                              TOTAL SHORT TERM INVESTMENTS
                                              (Cost $2,631,277,477)                                      $ 2,671,157,010
                                                                                                         ---------------

INVESTMENT OF CASH
COLLATERAL FOR SECURITIES LOANED - 1.71%
U.S. Government
Obligations - 1.71%              8,860,000    U.S. Treasury Inflation Indexed Bonds, 3.88%, due 04/15/29      17,208,987
                                73,800,000    U.S. Treasury Inflation Indexed Notes, 0.88%-3.38%,
                                                due 04/15/10-01/15/12                                         93,894,811
                               215,160,000    U.S. Treasury Strip Principal (STRIPS), zero coupon
                                                bonds, due 11/15/26-11/15/28                                  79,544,848
                                                                                                         ---------------

                                                                                                             190,648,646
                                                                                                         ---------------
                                              TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
                                              (Cost $190,648,646)                                            190,648,646
                                                                                                         ---------------
                                              TOTAL INVESTMENT PORTFOLIO - 101.51%
                                              (Cost $8,056,323,684)                                       11,335,747,677
                                                                                                         ---------------

                                              LIABILITIES IN EXCESS OF OTHER ASSETS - (1.51%)              (168,350,346)
                                                                                                         ---------------
                                              NET ASSETS - 100.00%

                                              (Applicable to 176,124,221 shares outstanding)             $11,167,397,331
                                                                                                         ===============


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           [THIRD AVENUE FUNDS LOGO]


                               THIRD AVENUE TRUST
                             THIRD AVENUE VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AT APRIL 30, 2007
                                   (UNAUDITED)


Notes:
ADR: American Depository Receipt.
GBP: Great British Pound.
PIK: Payment-in kind.
(a) Non-income producing securities.
(b) Fair-valued securities:


                                                                     Carrying Value
              Security                                                  Per Unit         Acquisition Date       Acquisition Cost
              --------                                               --------------      ----------------       ----------------
   ACA Capital Holdings, Inc. ^                                        $ 13.63        9/24/1997 to 11/10/2006      $43,774,056
   CGA Group, Ltd., Series C Pfd.                                           --                3/2/1999               7,039,179
   ESG Re, Ltd. Warrants, expires 12/07                                     --         1/28/1997 to 12/3/1997               --
   FNC Realty Corp.                                                       0.75        7/14/2000 to 1/30/2007        20,988,717
   Forest City Enterprises, Inc., Class A                                63.47              12/14/2006              31,521,056
   Hechinger Co. 6.950%, due 10/15/03                                     2.56               7/9/2003                       --
   Hechinger Co. 9.450%, due 11/15/12                                     2.56               7/9/2003                       --
   Helicon RE Holdings, Ltd.                                            120.88          1/4/2006 & 1/6/2006          6,500,000
   Home Products International, Inc.                                      1.05        11/29/2000 to 2/10/2003       36,751,650
   Home Products International, Inc., 2nd Lien, Convertible, PIK,
     6.000%, due 03/20/17                                               100.00               3/16/2007              13,803,603
   Insurance Partners II Equity Fund, LP                                  0.61        12/15/1998 to 7/26/2004          821,846
   ISE Corp. Series B Pfd.                                                3.29               3/8/2006                4,999,994
   Olympus RE Holdings, Ltd.                                              5.80              12/20/2001              12,750,008
   RS Holdings, Class A                                                     --          5/9/2003 to 4/20/2004           30,853
   RS Holdings Convertible, Class A Pfd.                                    --         3/18/2002 to 4/20/2004          991,392
   Safelite Realty Corp.                                                  9.79         10/4/2000 to 2/26/2001           73,352
   Sears Holding Corp. Trade Claims                                       0.10         1/22/2002 to 4/30/2003        5,442,521



   ^ Restricted.

(c) Affiliated  issuers - as defined  under the  Investment  Company Act of 1940
    (ownership of 5% or more of the outstanding voting securities of these issuers).

(d) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.

(e) Securities in whole or in part on loan.

(f) Repurchase agreement collateralized by U.S. Treasury Inflation Indexed Bonds, par value $367,084,000, due 1/15/25-4/15/29, value $525,659,625.

(g) Security is segregated for future fund commitments.

(h) Security is subject to restrictions on resale.

*   Issuer in default.

#   Amount represents less than 0.01% of total net assets.

+   Denominated in U.S. Dollars unless otherwise noted.

++  Annualized yield at date of purchase.

(1) Incorporated in Bermuda.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           [THIRD AVENUE FUNDS LOGO]


                               THIRD AVENUE TRUST
                             THIRD AVENUE VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AT APRIL 30, 2007
                                   (UNAUDITED)

The aggregate cost for federal income tax purposes is $8,056,323,684. The aggregate gross unrealized appreciation is $3,516,939,608. The aggregate gross unrealized depreciation is $(237,515,615).

Country Concentration


                       % of
                    Net Assets
                    ----------
United States         42.85%
Hong Kong             19.84
Japan                 11.81
United Kingdom        10.94
Canada                 5.81
Bermuda                3.35
South Korea            3.14
Sweden                 2.54
Belgium                0.84
Switzerland            0.35
Cayman Islands         0.04
                    --------
Total                101.51%
                    ========




    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           [THIRD AVENUE FUNDS LOGO]


                               THIRD AVENUE TRUST
                             THIRD AVENUE VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AT APRIL 30, 2007
                                   (UNAUDITED)

THE SUMMARY OF THE FUND'S INVESTMENTS AS OF APRIL 30, 2007 IS AS FOLLOWS:
(UNAUDITED)


           [THE DATA BELOW REPRESENTS A GRAPH IN THE PRINTED REPORT]


Holding Companies                                                       20.66
Real Estate                                                             17.34
Automotive                                                               6.11
Non-Life Insurance-Japan                                                 4.01
Oil & Gas Production & Services                                          3.76
Financial Insurance/Credit Enhancement                                    3.7
Steel & Specialty Steel                                                  3.45
Annuities & Mutual Fund Management & Sales                               3.42
Utilities, Utility Service Companies & Waste Management                  2.28
Electronics Components                                                   2.02
Other                                                                    9.13
Cash and Equivalents (Net)                                              24.12






    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE TRUST
                             THIRD AVENUE VALUE FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2007
                                   (UNAUDITED)

ASSETS:
Investments at value (Notes 1 and 4):
    Unaffiliated issuers (cost of $6,567,859,742)               $ 9,047,557,321
    Affiliated issuers (cost of $1,297,815,296)                   2,097,541,710
    Collateral on loaned securities (cost of $190,648,646)          190,648,646
                                                                ---------------
       Total investments (cost of $8,056,323,684)                11,335,747,677
Dividends and interest receivable                                    27,392,109
Receivable for fund shares sold                                      24,333,398
Other assets
181,802
Other receivables                                                       104,346
                                                                ---------------
       Total assets                                              11,387,759,332
                                                                ---------------

LIABILITIES:
Collateral on loaned securities (Note 1)                            190,648,646
Payable for fund shares redeemed                                     14,716,500
Payable to investment adviser                                         8,137,787
Payable for securities purchased                                      5,226,989
Accounts payable and accrued expenses                                 1,124,356
Payable for other shareholder servicing fees (Note 3)                   492,693
Payable to Trustees                                                      15,030
Commitments (Note 6)
                                                                ---------------
       Total liabilities                                            220,362,001
                                                                ---------------
       Net assets                                               $11,167,397,331
                                                                ===============

SUMMARY OF NET ASSETS:
Capital stock, unlimited shares authorized, $0.001 par value,
    176,124,221 shares outstanding                              $ 8,042,566,883
Accumulated distributions in excess of net investment income       (407,915,653)
Accumulated undistributed net realized gains from
    investments and foreign currency transactions                   253,247,819
Net unrealized appreciation of investments and translation
    of foreign currency denominated assets and liabilities        3,279,498,282
                                                                ---------------
       Net assets applicable to capital shares outstanding      $11,167,397,331
                                                                ===============
Net asset value, offering and redemption price per share                 $63.41
                                                                         ======


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           [THIRD AVENUE FUNDS LOGO]


                               THIRD AVENUE TRUST
                             THIRD AVENUE VALUE FUND
                             STATEMENT OF OPERATIONS
                     FOR THE SIX MONTHS ENDED APRIL 30, 2007
                                   (UNAUDITED)


INVESTMENT INCOME:
    Interest                                                                                $   59,568,275
    Dividends-unaffiliated issuers (net of foreign withholding tax of $2,860,323)               36,041,385
    Dividends-affiliated issuers (Note 4)                                                       18,876,706
    Securities lending income (Note 1)                                                             510,045
    Other income                                                                                   397,282
                                                                                            --------------
       Total investment income                                                                 115,393,693
                                                                                            --------------

EXPENSES:
    Investment advisory fees (Note 3)                                                           45,289,202
    Other shareholder servicing fees (Note 3)                                                    4,232,791
    Transfer agent fees                                                                            994,744
    Custodian fees                                                                                 725,806
    Reports to shareholders                                                                        603,589
    Legal fees                                                                                     563,509
    Accounting services                                                                            272,037
    Administration fees (Note 3)                                                                   242,986
    Trustees' and officers' fees and expenses                                                      169,306
    Registration and filing fees                                                                   164,475
    Auditing and tax consulting fees                                                                78,349
    Insurance expenses                                                                              35,507
    Miscellaneous expenses                                                                          74,570
                                                                                            --------------
       Total operating expenses                                                                 53,446,871
                                                                                            --------------
       Net investment income                                                                    61,946,822
                                                                                            --------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
    Net realized gain on investments-unaffiliated issuers                                      136,777,247
    Net realized gain on investments-affiliated issuers                                         87,612,500
    Net realized gain on foreign currency transactions                                          29,062,053
    Net change in unrealized appreciation on investments                                       748,571,870
    Net change in unrealized appreciation on translation of other
       assets and liabilities denominated in foreign currency                                      301,689
                                                                                            --------------
       Net realized and unrealized gain on investments
           and foreign currency transactions                                                 1,002,325,359
                                                                                            --------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                        $1,064,272,181
                                                                                            ==============



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           [THIRD AVENUE FUNDS LOGO]


                               THIRD AVENUE TRUST
                             THIRD AVENUE VALUE FUND
                       STATEMENTS OF CHANGES IN NET ASSETS




                                                                                      FOR THE
                                                                                     SIX MONTHS
                                                                                        ENDED            FOR THE YEAR
                                                                                    APRIL 30, 2007          ENDED
                                                                                     (UNAUDITED)       OCTOBER 31, 2006
                                                                                   ----------------    ----------------
OPERATIONS:
    Net investment income                                                          $     61,946,822    $    225,899,738
    Net realized gain on investments-unaffiliated issuers                               136,777,247          49,968,282
    Net realized gain on investments-affiliated issuers                                  87,612,500           2,318,979
    Net realized gain on foreign currency transactions                                   29,062,053          17,934,232
    Net change in unrealized appreciation on investments                                748,571,870         643,785,382
    Net change in unrealized appreciation (depreciation) on translation of other
       assets and liabilities denominated in foreign currency                               301,689            (147,307)
                                                                                   ----------------    ----------------
    Net increase in net assets resulting from operations                              1,064,272,181         939,759,306
                                                                                   ----------------    ----------------

DISTRIBUTIONS:
    Dividends to shareholders from net investment income                               (503,985,940)       (184,620,893)
    Distributions to shareholders from net realized gains                               (15,884,314)       (444,291,930)
                                                                                   ----------------    ----------------
    Decrease in net assets from distributions                                          (519,870,254)       (628,912,823)
                                                                                   ----------------    ----------------

CAPITAL SHARE TRANSACTIONS:
    Proceeds from sale of shares                                                      1,643,066,266       3,398,645,067
    Net asset value of shares issued in reinvestment of
       dividends and distributions                                                      472,646,024         596,947,045
    Redemption fees                                                                         131,567             354,473
    Cost of shares redeemed                                                            (768,422,457)     (1,400,455,286)
                                                                                   ----------------    ----------------
    Net increase in net assets resulting from capital
       share transactions                                                             1,347,421,400       2,595,491,299
                                                                                   ----------------    ----------------
    Net increase in net assets                                                        1,891,823,327       2,906,337,782
    Net assets at beginning of period                                                 9,275,574,004       6,369,236,222
                                                                                   ----------------    ----------------
    Net assets at end of period
       (including undistributed net investment income of
       $0 and $34,123,465, respectively)                                           $ 11,167,397,331    $  9,275,574,004
                                                                                   ================    ================


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           [THIRD AVENUE FUNDS LOGO]


                               THIRD AVENUE TRUST
                             THIRD AVENUE VALUE FUND
                              FINANCIAL HIGHLIGHTS


SELECTED DATA (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD) AND RATIOS ARE AS
FOLLOWS:


                                                    FOR THE
                                                   SIX MONTHS
                                                      ENDED                         YEARS ENDED OCTOBER 31,
                                                 APRIL 30, 2007  -----------------------------------------------------------------
                                                  (UNAUDITED)       2006          2005          2004          2003         2002
                                                  -----------    ----------    ----------    ----------    ----------   ----------
Net asset value, beginning of period              $     60.29    $    58.62    $    48.16    $    40.62    $    29.90   $    34.50
                                                  -----------    ----------    ----------    ----------    ----------   ----------
Income (loss) from investment operations:
    Net investment income                                0.70          2.40          0.60          0.16          0.40         0.31
    Net gain (loss) on securities (both realized
       and unrealized)                                   5.76 (1)      4.76 (1)     10.64 (1)      7.70 (1)     10.75        (4.11)
                                                  -----------    ----------    ----------    ----------    ----------   ----------
    Total from investment operations                     6.46          7.16         11.24          7.86         11.15        (3.80)
                                                  -----------    ----------    ----------    ----------    ----------   ----------
Less distributions:
    Dividends from net investment income                (3.24)        (1.61)        (0.78)        (0.32)        (0.39)       (0.61)

    Distributions from realized gains                   (0.10)        (3.88)        (0.04)        (0.19)
                                                  -----------    ----------    ----------    ----------    ----------   ----------
    Total distributions                                 (3.34)        (5.49)        (0.78)        (0.32)        (0.43)       (0.80)
                                                  -----------    ----------    ----------    ----------    ----------   ----------
Net asset value, end of period                    $     63.41    $    60.29    $    58.62    $    48.16    $    40.62   $    29.90
                                                  ===========    ==========    ==========    ==========    ==========   ==========
Total return                                            11.13%(2)     13.08%        23.55%        19.48%        37.76%      (11.40%)
Ratios/Supplemental Data:
    Net assets, end of period (in thousands)      $11,167,397    $9,275,574    $6,369,236    $3,797,964    $3,018,013   $2,198,110
    Ratio of expenses to average net assets              1.06%(3)      1.08%         1.10%         1.12%         1.11%        1.07%
    Ratio of net investment income to
       average net assets                                1.23%(3)      2.83%         0.77%         0.34%         1.23%        0.90%
    Portfolio turnover rate                                 5%(2)         7%           16%            8%           11%          19%




 (1)  Includes redemption fees of less than $0.01 per share.
 (2)  Not annualized.
 (3)  Annualized.



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           [THIRD AVENUE FUNDS LOGO]


                               THIRD AVENUE TRUST
                        THIRD AVENUE SMALL-CAP VALUE FUND
                            PORTFOLIO OF INVESTMENTS
                                AT APRIL 30, 2007
                                   (UNAUDITED)


                                PRINCIPAL
                                AMOUNT ($)    ISSUES                                                      VALUE
------------------------------------------------------------------------------------------------------------------
BANK DEBT - 0.00%#
Technology - 0.00%#              4,942,604    Insilco Technologies Bank Debt (a) (b) (d)              $     20,841
                                                                                                      ------------
                                              TOTAL BANK DEBT
                                              (Cost $0)                                                     20,841
                                                                                                      ------------

                                  QUANTITY
------------------------------------------------------------------------------------------------------------------
SUBSCRIPTION RECEIPTS - 1.11%
Agriculture Chemicals - 1.11%     3,799,687   Saskatchewan Wheat Pool (a) (b) (f) (g) (Canada)          27,175,345
                                                                                                      ------------
                                              TOTAL SUBSCRIPTION RECEIPTS
                                              (Cost $25,808,091)                                        27,175,345
                                                                                                      ------------

                                   SHARES
-------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 80.47%
Aerospace & Defense - 0.84%      1,338,130    Herley Industries, Inc. (a) (c)                           20,674,109
                                                                                                      ------------

Agriculture Chemicals - 1.52%      966,200    Agrium, Inc. (Canada)                                     37,420,926
                                                                                                      ------------

Annuities & Mutual Fund
Management & Sales - 0.05%          52,863    Westwood Holdings Group, Inc.                              1,275,056
                                                                                                      ------------
Auto Parts - 0.60%                 642,200    Superior Industries International, Inc.                   14,674,270
                                                                                                      ------------

Banking - 1.44%                    474,613    Kearny Financial Corp.                                     6,715,774
                                 1,259,961    NewAlliance Bancshares, Inc.                              19,667,991
                                   290,110    Rockville Financial, Inc.                                  4,247,210
                                   275,636    Wauwatosa Holdings, Inc. (a)                               4,826,386
                                                                                                      ------------
                                                                                                        35,457,361
                                                                                                      ------------

Cable Television
Equipment - 2.40%                1,266,700    CommScope, Inc. (a)                                       59,091,555
                                                                                                      ------------
Chemicals & Allied
Products - 1.11%                   935,770    Westlake Chemical Corp.                                   27,315,126
                                                                                                      ------------
Computer Peripherals - 0.39%       177,900    Lexmark International, Inc., Class A (a)                   9,695,550
                                                                                                      ------------


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           [THIRD AVENUE FUNDS LOGO]


                               THIRD AVENUE TRUST
                        THIRD AVENUE SMALL-CAP VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AT APRIL 30, 2007
                                   (UNAUDITED)


                                   SHARES     ISSUES                                                       VALUE
-------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Consumer Products - 4.12%        1,325,055    JAKKS Pacific, Inc. (a)                                 $ 31,841,072
                                 1,271,276    K-Swiss, Inc., Class A                                    36,714,451
                                 1,746,850    Leapfrog Enterprises, Inc. (a)                            19,145,476
                                   901,300    Russ Berrie & Co., Inc. (a)                               13,546,539
                                                                                                     -------------
                                                                                                       101,247,538
                                                                                                     -------------

Diversified Media - 0.83%        1,515,751    Journal Communications, Inc., Class A                     20,447,481
                                                                                                     -------------

Electronics Components - 3.22%     707,092    Bel Fuse, Inc., Class B (c)                               25,031,057
                                   659,239    Electronics for Imaging, Inc. (a)                         17,581,904
                                 1,065,350    Ingram Micro, Inc., Class A (a)                           20,902,167
                                   568,100    Park Electrochemical Corp.                                15,651,155
                                                                                                     -------------
                                                                                                        79,166,283
                                                                                                     -------------

Energy/Coal - 1.09%              1,118,600    Fording Canadian Coal Trust (Canada)                      26,891,144
                                                                                                     -------------

Energy/Services - 3.02%            571,432    Bristow Group, Inc. (a)                                   21,485,843
                                 1,028,200    Bronco Drilling Co., Inc. (a)                             18,589,856
                                   487,400    Precision Drilling Trust (Canada)                         11,731,718
                                   352,800    Tidewater, Inc.                                           22,300,488
                                                                                                     -------------
                                                                                                        74,107,905
                                                                                                     -------------

Financial Insurance/Credit
Enhancement - 0.45%                802,698    ACA Capital Holdings, Inc. (a) (b) (g)                    10,942,781
                                                                                                     -------------

Food/Meat Products - 0.33%         204,805    Sanderson Farms, Inc.                                      8,095,942
                                                                                                     -------------

Forest Products & Paper - 7.82%  3,813,800    Canfor Corp. (a) (Canada)                                 41,027,815
                                   734,344    Canfor Pulp Income Fund (Canada)                           9,825,217
                                12,107,879    Catalyst Paper Corp. (a) (b) (c) (f) (Canada)             36,990,176
                                   750,875    Deltic Timber Corp. (c)                                   37,506,206
                                 1,763,742    Glatfelter                                                26,367,943
                                 2,612,600    TimberWest Forest Corp. (Canada)                          40,534,257
                                                                                                     -------------
                                                                                                       192,251,614
                                                                                                     -------------


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           [THIRD AVENUE TRUST LOGO]

                               THIRD AVENUE TRUST
                        THIRD AVENUE SMALL-CAP VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AT APRIL 30, 2007
                                   (UNAUDITED)


                               SHARES    ISSUES                                                       VALUE
--------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Healthcare Services - 1.02%   678,431    Cross Country Healthcare, Inc. (a)                      $ 13,358,306
                              323,230    Pharmaceutical Product Development, Inc.                  11,658,906
                                                                                                 ------------
                                                                                                   25,017,212
                                                                                                 ------------

Holding Companies - 5.51%   1,401,525    Brookfield Asset Management, Inc., Class A (Canada)       81,498,679
                              449,743    IDT Corp.                                                  4,762,779
                            1,706,400    IDT Corp., Class B                                        18,855,720
                            3,111,000    JZ Equity Partners PLC (United Kingdom)                   10,793,443
                              645,300    Leucadia National Corp.                                   19,449,342
                                                                                                 ------------
                                                                                                  135,359,963
                                                                                                 ------------

Home Furnishings - 0.97%    1,100,094    Stanley Furniture Co., Inc. (c)                           23,806,034
                                                                                                 ------------

Industrial Equipment - 4.68%  416,300    Alamo Group, Inc.                                         11,240,100
                            1,142,139    A.S.V., Inc. (a)                                          17,337,670
                            1,080,151    Bandag, Inc. (c)                                          54,482,816
                              688,800    Trinity Industries, Inc.                                  31,960,320
                                                                                                 ------------
                                                                                                  115,020,906
                                                                                                 ------------

Insurance &
Reinsurance - 3.18%           322,900    Arch Capital Group, Ltd. (a) (Bermuda)                    23,513,578
                               59,974    E-L Financial Corp., Ltd. (Canada)                        39,445,914
                               65,000    Helicon RE Holdings, Ltd. (a) (b) (Bermuda)                7,857,200
                              135,000    Montpelier RE Holdings, Ltd. (Bermuda)                     2,465,100
                              400,000    Sompo Japan Insurance, Inc. (Japan)                        4,917,772
                                                                                                 ------------
                                                                                                   78,199,564
                                                                                                 ------------

Life Insurance - 2.65%        179,000    FBL Financial Group, Inc., Class A                         6,934,460
                              184,559    National Western Life Insurance Co., Class A (c)          49,406,444
                              589,400    Phoenix Cos., Inc. (The)                                   8,782,060
                                                                                                 ------------
                                                                                                   65,122,964
                                                                                                 ------------

Manufactured Housing - 0.44%  327,339    Skyline Corp.                                             10,753,086
                                                                                                 ------------



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           [THIRD AVENUE TRUST LOGO]

                               THIRD AVENUE TRUST
                        THIRD AVENUE SMALL-CAP VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AT APRIL 30, 2007
                                   (UNAUDITED)

                               SHARES    ISSUES                                                       VALUE
--------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Metals Manufacturing - 0.57%  507,185    Encore Wire Corp.                                       $ 14,049,025
                                                                                                 ------------

Oil & Gas - 13.23%          2,080,809    Cimarex Energy Co.                                        81,983,875
                              535,800    CNX Gas Corp. (a)                                         15,034,548
                            1,661,873    Comstock Resources, Inc. (a)                              47,114,100
                            1,641,017    Pogo Producing Co.                                        79,195,480
                            1,407,300    St. Mary Land & Exploration Co.                           51,535,326
                            1,144,910    Whiting Petroleum Corp. (a)                               50,398,938
                                                                                                 ------------
                                                                                                  325,262,267
                                                                                                 ------------

Real Estate - 10.74%          680,446    Alexander & Baldwin, Inc.                                 36,369,839
                              279,531    Alico, Inc.                                               16,355,359
                              749,200    Forest City Enterprises, Inc., Class A                    50,054,052
                            3,801,200    Parco Co., Ltd. (Japan)                                   43,011,444
                            1,338,700    Sapporo Holdings, Ltd. (Japan)                             9,635,368
                              977,700    St. Joe Co. (The)                                         55,367,151
                              322,646    Tejon Ranch Co. (a)                                       16,074,224
                              653,170    Vail Resorts, Inc. (a)                                    37,243,753
                                                                                                 ------------
                                                                                                  264,111,190
                                                                                                 ------------

Retail - 1.37%                337,500    Buckle, Inc. (The)                                        12,021,750
                            1,697,770    Haverty Furniture Cos., Inc. (c)                          21,663,545
                                                                                                 ------------
                                                                                                   33,685,295
                                                                                                 ------------
Semiconductor
Equipment Manufacturers
& Related - 2.02%             280,700    Coherent, Inc. (a)                                         8,811,173
                            1,237,051    Electro Scientific Industries, Inc. (a)                   25,483,251
                            1,502,482    GSI Group, Inc. (a) (Canada)                              15,295,267
                                                                                                 ------------
                                                                                                   49,589,691
                                                                                                 ------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           [THIRD AVENUE TRUST LOGO]

                               THIRD AVENUE TRUST
                        THIRD AVENUE SMALL-CAP VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AT APRIL 30, 2007
                                   (UNAUDITED)

                               SHARES    ISSUES                                                       VALUE
-------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Software - 3.67%            4,561,952    Borland Software Corp. (a) (c)                         $  25,410,073
                            1,391,113    Magma Design Automation, Inc. (a)                         19,099,981
                              379,700    Sybase, Inc. (a)                                           9,184,943
                            1,317,736    Synopsys, Inc. (a)                                        36,448,578
                                                                                                -------------
                                                                                                   90,143,575
                                                                                                -------------

Telecommunications          3,858,740    Sycamore Networks, Inc. (a)                               14,161,576
Equipment - 1.19%           1,414,396    Tellabs, Inc. (a)                                         15,020,886
                                                                                                -------------
                                                                                                   29,182,462
                                                                                                -------------
                                         TOTAL COMMON STOCKS
                                         (Cost $1,407,968,485)                                  1,978,057,875
                                                                                                -------------

                           INVESTMENT
                           AMOUNT ($)
--------------------------------------------------------------------------------------------------------------
LIMITED PARTNERSHIPS - 0.75%
Holding Companies - 0.75%   1,000,000    AP Alternative Assets LP (a) (b) (Guernsey)               18,477,500
                                                                                                -------------
                                         TOTAL LIMITED PARTNERSHIPS
                                         (Cost $20,000,000)                                        18,477,500
                                                                                                -------------

                            PRINCIPAL
                           AMOUNT ($)
--------------------------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS - 11.32%
U.S. Government
Obligations - 11.32%      280,000,000    U.S. Treasury Bills, 4.98%-5.17%+,
                                           due 05/10/07-07/19/07                                  278,182,602
                                                                                                -------------
                                         TOTAL SHORT TERM INVESTMENTS
                                         (Cost $278,152,820)                                      278,182,602
                                                                                                -------------
                                         TOTAL INVESTMENTS EXCLUDING REPURCHASE AGREEMENT
                                         (Cost $1,731,929,396)                                  2,301,914,163
                                                                                                -------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           [THIRD AVENUE TRUST LOGO]

                               THIRD AVENUE TRUST
                        THIRD AVENUE SMALL-CAP VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AT APRIL 30, 2007
                                   (UNAUDITED)

                              PRINCIPAL
                              AMOUNT ($)   ISSUES                                                   VALUE
-------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 5.84%
Repurchase Agreement - 5.84%  143,597,199 Bear Stearns, 5.11%, dated 04/30/07,
                                           due 05/01/07 (e)                                   $  143,597,199
                                                                                              --------------

                                          TOTAL REPURCHASE AGREEMENT
                                          (Cost $143,597,199)                                    143,597,199
                                                                                              --------------
                                          TOTAL INVESTMENT PORTFOLIO - 99.49%
                                          (Cost $1,875,526,595)                                2,445,511,362
                                                                                              --------------
                                          OTHER ASSETS LESS
                                          LIABILITIES - 0.51%                                     12,564,838
                                                                                              --------------
                                          NET ASSETS - 100.00%

                                          (Applicable to 89,718,702 shares outstanding)       $2,458,076,200
                                                                                              ==============
Notes:
(a) Non-income producing securities.
(b) Fair-valued securities:

                                                 Carrying Value
               Security                             Per Unit         Acquisition Date     Acquisition Cost
               -----                               ----------          ------------         -------------
    ACA Capital Holdings, Inc. ^^                  $ 13.63               9/30/2004         $ 8,333,333
    AP Alternative Assets LP                         18.48               6/8/2006           20,000,000
    Catalyst Paper Corp. ^^                           3.06              10/23/2006          36,007,695
    Helicon RE Holdings, Ltd.                       120.88          1/4/2006 & 1/6/2006      6,500,000
    Insilco Technologies Bank Debt                    0.42               9/18/2002                  --^
    Saskatchewan Wheat Pool ^^                        0.86               2/15/2007          25,808,091

    ^ Acquisition Cost has been adjusted for return of capital.
    ^^  Restricted.

(c) Affiliated issuers - as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of these issuers).

(d) Cost has been reduced to $0 due to distributions received.

(e) Repurchase agreement collateralized by U.S. Inflation Indexed Bonds and Note, par value $105,455,000, due 1/15/17-4/15/28, value $147,762,543.

(f) Security is subject to restrictions on resale.

(g) Each subscription receipt will convert to a common share upon the successful completion of Saskatchewan Wheat Pool's bid for the stock of Agricore United.

#   Amount represents less than 0.01% of total net assets.

+   Annualized yield at date of purchase.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           [THIRD AVENUE TRUST LOGO]

                               THIRD AVENUE TRUST
                        THIRD AVENUE SMALL-CAP VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AT APRIL 30, 2007
                                   (UNAUDITED)

The aggregate cost for federal income tax purposes is $1,875,526,595.

The aggregate gross unrealized appreciation is $589,035,091.

The aggregate gross unrealized depreciation is $(19,050,324).

Country Concentration

                   % of
                Net Assets
                -----------
United States        79.62%
Canada               14.96
Japan                 2.34
Bermuda               1.38
Guernsey              0.75
United Kingdom        0.44
                   --------
Total                99.49%
                   ========


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           [THIRD AVENUE TRUST LOGO]

                               THIRD AVENUE TRUST
                        THIRD AVENUE SMALL-CAP VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AT APRIL 30, 2007
                                   (UNAUDITED)

THE SUMMARY OF THE FUND'S INVESTMENTS AS OF APRIL 30, 2007 IS AS FOLLOWS:
(UNAUDITED)

           [THE DATA BELOW REPRESENTS A GRAPH IN THE PRINTED REPORT]

Oil & Gas                                                               13.23
Real Estate                                                             10.74
Forest Products & Paper                                                  7.82
Holding Companies                                                        6.26
Industrial Equipment                                                     4.68
Consumer Products                                                        4.12
Software                                                                 3.67
Electronics Components                                                   3.22
Insurance & Reinsurance                                                  3.18
Energy/Services                                                          3.02
Life Insurance                                                           2.65
Agricultural Chemicals                                                   2.63
Cable Television Equipment                                                2.4
Semiconductor Equipment Manufacturers & Related                          2.02
Banking                                                                  1.44
Retail                                                                   1.37
Other                                                                    9.88
Cash & Equivalents (Net)                                                17.67



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            [THIRD AVENUE TRUST LOGO]

                               THIRD AVENUE TRUST
                        THIRD AVENUE SMALL-CAP VALUE FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2007
                                   (UNAUDITED)

ASSETS:
Investments at value (Notes 1 and 4):
    Unaffiliated issuers (cost of $1,474,104,427)                                              $2,006,943,703
    Affiliated issuers (cost of $257,824,969)                                                     294,970,460
    Repurchase agreement (cost of $143,597,199)                                                   143,597,199
                                                                                               --------------
       Total investments (cost of $1,875,526,595)                                               2,445,511,362
Receivable for securities sold                                                                     16,691,438
Dividends and interest receivable                                                                   1,169,283
Receivable for fund shares sold                                                                       996,765
Other assets                                                                                           43,672
                                                                                               --------------
       Total assets                                                                             2,464,412,520
                                                                                               --------------
LIABILITIES:
Payable for fund shares redeemed                                                                    2,831,800
Payable to investment adviser                                                                       1,827,185
Payable for securities purchased                                                                      939,241
Accounts payable and accrued expenses                                                                 533,914
Payable for other shareholder servicing fees (Note 3)                                                 192,609
Payable to Trustees                                                                                    11,571
Commitments (Note 6)                                                                                       --
                                                                                               --------------
       Total liabilities                                                                            6,336,320
                                                                                               --------------
       Net assets                                                                              $2,458,076,200
                                                                                               ==============

SUMMARY OF NET ASSETS:
Capital stock, unlimited shares authorized, $0.001 par value,
    89,718,702 shares outstanding                                                              $1,778,277,268
Accumulated distributions in excess of net investment income                                         (550,742)
Accumulated undistributed net realized gains from
    investments, written options and foreign currency transactions                                110,361,343
Net unrealized appreciation of investments and translation
    of foreign currency denominated assets and liabilities                                        569,988,331
                                                                                               --------------
       Net assets applicable to capital shares outstanding                                     $2,458,076,200
                                                                                               ==============
Net asset value, offering and redemption price per share                                               $27.40
                                                                                                       ======

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            [THIRD AVENUE TRUST LOGO]

                               THIRD AVENUE TRUST
                        THIRD AVENUE SMALL-CAP VALUE FUND
                             STATEMENT OF OPERATIONS
                     FOR THE SIX MONTHS ENDED APRIL 30, 2007
                                   (UNAUDITED)

INVESTMENT INCOME:
    Interest                                                                                     $ 14,054,527
    Dividends-unaffiliated issuers (net of foreign withholding tax of $527,915)                    13,704,663

    Dividends-affiliated issuers (Note 4)                                                           1,281,982
    Other income                                                                                        8,751
                                                                                                 ------------
       Total investment income                                                                     29,049,923
                                                                                                 ------------
EXPENSES:
    Investment advisory fees (Note 3)                                                              10,783,403
    Other shareholder servicing fees (Note 3)                                                       1,281,737
    Transfer agent fees                                                                               409,345
    Reports to shareholders                                                                           198,731
    Custodian fees                                                                                    167,179
    Accounting services                                                                                73,325
    Administration fees (Note 3)                                                                       73,289
    Registration and filing fees                                                                       67,608
    Trustees' and officers' fees and expenses                                                          47,149
    Auditing and tax consulting fees                                                                   39,305
    Insurance expenses                                                                                  9,313
    Legal fees                                                                                          3,596
    Miscellaneous expenses                                                                             15,401
                                                                                                 ------------
       Total operating expenses                                                                    13,169,381
                                                                                                 ------------
       Net investment income                                                                       15,880,542
                                                                                                 ------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
    Net realized gain on investments-unaffiliated issuers                                         105,509,957
    Net realized gain on investments-affiliated issuers                                             4,831,655
    Net realized loss on written options                                                              (49,118)
    Net realized gain on foreign currency transactions                                                251,051
    Net change in unrealized appreciation on investments                                           78,862,615
    Net change in unrealized appreciation on written options                                        1,006,062
    Net change in unrealized appreciation on translation of other
       assets and liabilities denominated in foreign currency                                           1,724
                                                                                                 ------------
       Net realized and unrealized gain on investments,
           written options and foreign currency transactions                                      190,413,946
                                                                                                 ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                             $206,294,488
                                                                                                 ============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            [THIRD AVENUE TRUST LOGO]

                               THIRD AVENUE TRUST
                        THIRD AVENUE SMALL-CAP VALUE FUND
                       STATEMENTS OF CHANGES IN NET ASSETS


                                                                                  FOR THE
                                                                                SIX MONTHS
                                                                                   ENDED        FOR THE YEAR
                                                                              APRIL 30, 2007        ENDED
                                                                                (UNAUDITED)   OCTOBER 31, 2006
                                                                              ---------------  ---------------

OPERATIONS:
    Net investment income                                                    $   15,880,542    $   38,478,080
    Net realized gain on investments-unaffiliated issuers                       105,509,957        88,998,021
    Net realized gain on investments-affiliated issuers                           4,831,655
    Net realized loss on written options                                            (49,118)                --
    Net realized gain (loss) on foreign currency transactions                       251,051           (34,051)
    Net change in unrealized appreciation on investments                         78,862,615       125,017,576
    Net change in unrealized appreciation (depreciation) on written options       1,006,062        (1,349,640)
    Net change in unrealized appreciation on translation of other
       assets and liabilities denominated in foreign currency                         1,724             1,840
                                                                             --------------    --------------
    Net increase in net assets resulting from operations                        206,294,488       251,111,826
                                                                             --------------    --------------

DISTRIBUTIONS:
    Dividends to shareholders from net investment income                        (38,284,487)      (24,795,444)
    Distributions to shareholders from net realized gains                       (88,482,951)      (26,684,469)
                                                                             --------------    --------------
    Decrease in net assets from distributions                                  (126,767,438)      (51,479,913)
                                                                             --------------    --------------

CAPITAL SHARE TRANSACTIONS:
    Proceeds from sale of shares                                                124,702,912       701,999,810
    Net asset value of shares issued in reinvestment of
       dividends and distributions                                              118,575,359        48,852,018
    Redemption fees                                                                 122,107           758,307
    Cost of shares redeemed                                                    (274,475,316)     (415,133,712)
                                                                             --------------    --------------
    Net increase (decrease) in net assets resulting from capital
       share transactions                                                       (31,074,938)      336,476,423
                                                                             --------------    --------------
    Net increase in net assets                                                   48,452,112       536,108,336
    Net assets at beginning of period                                         2,409,624,088     1,873,515,752
                                                                             --------------    --------------
    Net assets at end of period
       (including undistributed net investment income of
       $0 and $21,853,203, respectively)                                     $2,458,076,200    $2,409,624,088
                                                                             ==============    ==============


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            [THIRD AVENUE TRUST LOGO]

                               THIRD AVENUE TRUST
                        THIRD AVENUE SMALL-CAP VALUE FUND
                              FINANCIAL HIGHLIGHTS


SELECTED DATA (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD) AND RATIOS ARE AS
FOLLOWS:

                                                   FOR THE
                                                  SIX MONTHS
                                                    ENDED                             YEARS ENDED OCTOBER 31,
                                                APRIL 30, 2007  ----------------------------------------------------------------
                                                  (UNAUDITED)        2006          2005         2004         2003         2002
                                                --------------      ------        ------       ------       ------       ------
Net asset value, beginning of period                $26.54          $24.23        $20.98       $18.02       $12.92       $14.33
                                                    ------          ------        ------       ------       ------       ------
Income (loss) from investment operations:
    Net investment income                             0.18            0.44          0.17         0.05         0.03         0.14

    NET GAIN (LOSS) ON SECURITIES
      (BOTH REALIZED and unrealized)                  2.10(1)         2.50(1)       3.25(2)      3.02(2)      5.21(1)     (1.26)(2)
                                                    ------          ------        ------       ------       ------       ------
    Total from investment operations                  2.28            2.94          3.42         3.07         5.24        (1.12)
                                                    ------          ------        ------       ------       ------       ------
Less distributions:
    Dividends from net investment income             (0.43)          (0.30)        (0.09)       (0.03)       (0.14)       (0.12)
    Distributions from realized gains                (0.99)          (0.33)        (0.08)       (0.08)       (0.17)
                                                    ------          ------        ------       ------       ------       ------
    Total distributions                              (1.42)          (0.63)        (0.17)       (0.11)       (0.14)       (0.29)
                                                    ------          ------        ------       ------       ------       ------
Net asset value, end of period                      $27.40          $26.54        $24.23       $20.98       $18.02       $12.92
                                                    ======          ======        ======       ======       ======       ======
Total return                                          8.90%(3)       12.33%        16.36%       17.11%       40.88%       (8.12%)
    Ratios/Supplemental Data:
    Net assets, end of period (in thousands)    $2,458,076      $2,409,624    $1,873,516     $956,945     $541,832     $369,346
    Ratio of expenses to average net assets           1.10%(4)        1.09%         1.13%        1.14%        1.17%        1.17%
    Ratio of net investment income to
      average net assets                              1.33%(4)        1.67%         0.80%        0.28%        0.21%        1.03%
    Portfolio turnover rate                             12%(3)          15%           11%          10%          22%          19%

 (1)  Includes redemption fees of less than $0.01 per share.
 (2)  Includes redemption fees of $0.01 per share.
 (3)  Not annualized.
 (4)  Annualized.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            [THIRD AVENUE TRUST LOGO]

                               THIRD AVENUE TRUST
                       THIRD AVENUE REAL ESTATE VALUE FUND
                            PORTFOLIO OF INVESTMENTS
                                AT APRIL 30, 2007
                                   (UNAUDITED)

                           PRINCIPAL
                    AMOUNT (+) /UNITS    ISSUES                                                       VALUE
-------------------------------------------------------------------------------------------------------------
CORPORATE DEBT INSTRUMENTS - 0.45%
Real Estate Operating
Companies - 0.45%             400,000    Forest City Enterprises, Inc.,
                                          $25 par, 7.375%, due 02/01/34                          $ 10,180,000
                            6,666,600CAD Sterling Centrecorp Inc., 8.500%,
                                          due 12/31/09 (b) (Canada)                                 5,528,971
                                                                                                 ------------
                                                                                                   15,708,971
                                                                                                 ------------
                                         TOTAL CORPORATE DEBT INSTRUMENTS
                                         (Cost $14,852,826)                                        15,708,971
                                                                                                 ------------

                               SHARES
-------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS - 0.27%
U.S. Real Estate Investment
Trusts - 0.27%                125,000    RAIT Financial Trust, 7.750% Series A                      3,016,250
                              250,000    RAIT Financial Trust, 8.375% Series B                      6,275,000
                                                                                                 ------------
                                                                                                    9,291,250
                                                                                                 ------------
                                         TOTAL PREFERRED STOCKS
                                         (Cost $9,375,000)                                          9,291,250
                                                                                                 ------------


--------------------------------------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS - 88.81%
Diversified Financial
Services - 0.32%              774,000    Guoco Group, Ltd. (Hong Kong) (1)                         11,220,546
                                                                                                 ------------

Homebuilders - 0.94%          434,690    Avatar Holdings, Inc. (a) (c)                             32,632,178
                                                                                                 ------------

Hotels/ Resorts - 1.71%     1,038,383    Vail Resorts, Inc. (a)                                    59,208,599
                                                                                                 ------------

Natural Resources - 0.12%      85,200    Deltic Timber Corp.                                        4,255,740
                                                                                                 ------------

Non-U.S. Real Estate
Investment Trusts - 5.55%   3,830,622    British Land Co. PLC (United Kingdom)                    112,832,071
                            3,283,066    Liberty International PLC (United Kingdom)                79,371,836
                                                                                                 ------------
                                                                                                  192,203,907
                                                                                                 ------------


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           [THIRD AVENUE TRUST LOGO]

                               THIRD AVENUE TRUST
                       THIRD AVENUE REAL ESTATE VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AT APRIL 30, 2007
                                   (UNAUDITED)

                               SHARES    ISSUES                                                       VALUE
------------------------------------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS (CONTINUED)
Real Estate
Management/
Brokerage - 0.53%          29,574,000    Midland Holdings, Ltd. (Hong Kong)(1)                  $  18,374,110
                                                                                                -------------

Real Estate Operating
Companies - 59.34%              5,000    Atlantic American Realty Capital Advisors, Inc. (a) (b)           --
                            5,496,084    Brookfield Asset Management, Inc., Class A (Canada)      319,597,285
                            2,143,900    Brookfield Properties Corp. (Canada)                      88,049,973
                            6,676,000    Chinese Estates Holdings, Ltd. (Hong Kong)(1)              9,285,498
                              510,000    Consolidated-Tomoka Land Co. (c)                          38,275,500
                            3,149,300    Daibiru Corp. (Japan)                                     47,179,537
                            1,172,765    Derwent London PLC (United Kingdom)                       50,069,055
                              970,300    First Capital Realty, Inc. (Canada)                       23,918,739
                           12,990,739    FNC Realty Corp. (a) (b)                                   9,743,054
                            6,012,900    Forest City Enterprises, Inc., Class A (c)               401,721,849
                            1,017,031    Forest City Enterprises, Inc., Class A (c) (d)            67,947,841
                           21,894,000    Hang Lung Properties, Ltd. (Hong Kong)                    65,353,971
                           10,502,000    Henderson Investment, Ltd. (Hong Kong)                    22,286,408
                           23,806,000    Henderson Land Development Co., Ltd. (Hong Kong)         143,187,807
                            6,558,000    Hongkong Land Holdings, Ltd. (Hong Kong)(1)               30,691,440
                            7,380,400    Killam Properties, Inc. (c) (Canada)                      18,219,926
                            1,109,000    Mitsubishi Estate Co., Ltd. (Japan)                       34,712,809
                            3,801,100    Parco Co., Ltd. (Japan)                                   43,010,313
                            3,815,764    Quintain Estates & Development PLC (United Kingdom)       64,895,762
                            1,338,800    Sapporo Holdings, Ltd. (Japan)                             9,636,088
                            5,070,861    St. Joe Co. (The) (c)                                    287,162,858
                              108,000    Sterling Centrecorp, Inc. (a) (Canada)                       155,690
                              108,000    Sterling Centrecorp, Inc. Warrants,
                                          expires 3/09 (a) (b) (Canada)                                31,265
                           13,220,000    Tai Cheung Holdings, Ltd. (Hong Kong)(1)                   9,261,301
                              446,093    Tejon Ranch Co. (a)                                       22,224,353
                            2,411,373    Thomas Properties Group, Inc. (c)                         41,403,274
                            3,526,728    Unite Group PLC (United Kingdom)                          36,213,702
                           25,345,800    Wharf (Holdings), Ltd. (The) (Hong Kong)                  93,964,538


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                               THIRD AVENUE TRUST
                       THIRD AVENUE REAL ESTATE VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AT APRIL 30, 2007
                                   (UNAUDITED)

                               SHARES    ISSUES                                                       VALUE
------------------------------------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS (CONTINUED)
Real Estate Operating
Companies (continued)      32,049,500    Wheelock & Co., Ltd. (Hong Kong)                       $  74,158,308
                            4,240,000    Wheelock Properties, Ltd. (Hong Kong)                      5,013,807
                                                                                               --------------
                                                                                                2,057,371,951
                                                                                               --------------

U.S. Real Estate
Investment Trusts - 20.30%  2,436,810    Acadia Realty Trust (c)                                   65,501,453
                            5,340,120    American Financial Realty Trust                           56,605,272
                              642,148    American Land Lease, Inc. (c)                             16,535,311
                            1,348,100    Associated Estates Realty Corp. (c)                       20,464,158
                            1,100,000    Crystal River Capital, Inc. (d)                           28,897,000
                              563,400    First Potomac Realty Trust                                14,541,354
                            2,251,800    JER Investors Trust, Inc. (c)                             39,654,198
                              937,700    One Liberty Properties, Inc. (c)                          22,242,244
                            2,841,792    ProLogis                                                 184,148,122
                            1,150,400    PS Business Parks, Inc. (c)                               79,262,560
                            1,999,900    Quadra Realty Trust, Inc. (a) (c)                         27,938,603
                            1,248,200    Vornado Realty Trust                                     148,073,966
                                                                                               --------------
                                                                                                  703,864,241
                                                                                               --------------
                                         TOTAL COMMON STOCKS AND WARRANTS
                                         (Cost $1,870,299,448)                                 $3,079,131,272
                                                                                               --------------

                              PRINCIPAL
                              AMOUNT ($)
--------------------------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS - 10.43%
Repurchase
Agreement - 4.67%         161,957,607    Bear Stearns, 5.11%, dated 04/30/07,
                                          due 05/01/07 (e)                                        161,957,607
                                                                                               --------------

U.S. Government
Obligations - 5.76%       175,000,000    U.S. Treasury Bills, 4.86%-4.92%++,
                                          due 05/03/07-05/24/07                                   174,674,868
                           25,000,000    U.S. Treasury Bills, 4.92%++, due 05/03/07 (f)            24,993,281
                                                                                               --------------
                                                                                                  199,668,149
                                                                                               --------------


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            [THIRD AVENUE TRUST LOGO]

                               THIRD AVENUE TRUST
                       THIRD AVENUE REAL ESTATE VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AT APRIL 30, 2007
                                   (UNAUDITED)

                                                                                                      VALUE
-------------------------------------------------------------------------------------------------------------
                                         TOTAL SHORT TERM INVESTMENTS
                                         (Cost $361,625,756)                                   $  361,625,756
                                                                                               --------------
                                         TOTAL INVESTMENT PORTFOLIO - 99.96%
                                         (Cost $2,256,153,030)                                  3,465,757,249
                                                                                               --------------
                                         OTHER ASSETS LESS
                                         LIABILITIES - 0.04%                                        1,338,459
                                                                                               --------------
                                         NET ASSETS - 100.00%
                                         (Applicable to 94,339,065 shares outstanding)         $3,467,095,708
                                                                                               ==============

 Notes:
 CAD: Canadian Dollar.
 (a) Non-income producing securities.
 (b) Fair-valued securities:

                                                   Carrying Value
                  Security                            Per Unit         Acquisition DatE      Acquisition Cost
                  --------                         --------------      ----------------      ----------------
    Atlantic American Realty Capital Advisors, Inc.   $   --             10/22/2004           $   500,000
    FNC Realty Corp.                                    0.75      5/22/2002 to 1/30/2007       10,726,689
    Sterling Centrecorp, Inc., 8.500% due 12/31/09     82.94      5/11/2004 & 12/16/2004        4,610,226
    Sterling Centrecorp, Inc. Warrants, expires 3/09    0.29             3/26/2004                     --

 (c) Affiliated issuers - as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of those issuers).

 (d) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.

 (e) Repurchase agreement collateralized by:
         U.S. Treasury Bills, par value $12,560,000, due 7/5/07, value $12,452,110. U.S. Treasury Note, par value $100,000,000, due 5/15/08, value $103,311,750. U.S. Inflation Indexed Bond, par value $26,430,000, due 4/15/28, value $50,886,906.

 (f) Security is segregated for future fund  commitments.

 +   Denominated in U.S. Dollars unless otherwise noted.

 ++  Annualized yield at date of purchase.

 (1) Incorporated in Bermuda.

 The aggregate cost for federal income tax purposes is $2,256,153,030.

 The aggregate gross unrealized appreciation is $1,225,787,097.

 The aggregate gross unrealized depreciation is $(16,182,878).

 Country Concentration

                     % of
                  Net Assets
                  ----------
United States      59.11%
Hong Kong          13.93
Canada             13.14
United Kingdom      9.90
Japan               3.88
                  -------
TOTAL              99.96%
                  =======

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           [THIRD AVENUE TRUST LOGO]

                               THIRD AVENUE TRUST
                       THIRD AVENUE REAL ESTATE VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AT APRIL 30, 2007
                                   (UNAUDITED)

THE SUMMARY OF THE FUND'S INVESTMENTS AS OF APRIL 30, 2007 IS AS FOLLOWS:
(UNAUDITED)

           [THE DATA BELOW REPRESENTS A GRAPH IN THE PRINTED REPORT]

Real Estate Operating Companies                                         59.79
U.S. Real Estate Investment Trusts                                      20.57
Non-U.S. Real Estate Investment Trusts                                   5.55
Hotels/Resorts                                                           1.71
Other                                                                    1.91
Cash & Equivalents (Net)                                                10.47


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            [THIRD AVENUE TRUST LOGO]

                               THIRD AVENUE TRUST
                       THIRD AVENUE REAL ESTATE VALUE FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2007
                                   (UNAUDITED)

ASSETS:
Investments at value (Notes 1 and 4):
    Unaffiliated issuers (cost of $1,587,588,774)                                              $2,306,795,296
    Affiliated issuers (cost of $668,564,256)                                                   1,158,961,953
                                                                                              ---------------
       Total investments (cost of $2,256,153,030)                                               3,465,757,249
Dividends and interest receivable                                                                   7,185,476
Receivable for fund shares sold                                                                     5,738,500
Other assets                                                                                           80,341
                                                                                              ---------------
       Total Assets                                                                             3,478,761,566
                                                                                              ---------------
LIABILITIES:
Payable for fund shares redeemed                                                                    7,123,760
Payable to investment adviser                                                                       2,576,183
Payable for securities purchased                                                                    1,048,766
Accounts payable and accrued expenses                                                                 751,007
Payable for other shareholder servicing fees (Note 3)                                                 150,069
Payable to Trustees                                                                                    16,073
Commitments (Note 6)                                                                                       --
                                                                                              ---------------
       Total liabilities                                                                           11,665,858
                                                                                              ---------------
       Net assets                                                                              $3,467,095,708
                                                                                              ===============
SUMMARY OF NET ASSETS:
Capital stock, unlimited shares authorized, $0.001 par value,
    94,339,065 shares outstanding                                                              $2,086,614,364
Accumulated distributions in excess of net investment income                                      (61,100,966)
Accumulated undistributed net realized gains from
    investments and foreign currency transactions                                                 231,903,666
Net unrealized appreciation of investments and translation
    of foreign currency denominated assets and liabilities                                      1,209,678,644
                                                                                              ---------------
       Net assets applicable to capital shares outstanding                                     $3,467,095,708
                                                                                              ===============
Net asset value, offering and redemption price per share                                               $36.75
                                                                                                       ======


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            [THIRD AVENUE TRUST LOGO]

                               THIRD AVENUE TRUST
                       THIRD AVENUE REAL ESTATE VALUE FUND
                             STATEMENT OF OPERATIONS
                     FOR THE SIX MONTHS ENDED APRIL 30, 2007
                                   (UNAUDITED)

INVESTMENT INCOME:
    Interest
                                                                                                      $   8,797,378
    Dividends-unaffiliated issuers (net of foreign withholding tax of $495,007)                          13,081,011
    Dividends-affiliated issuers (net of foreign witholding tax of $22,667) (Note 4)                      7,918,519
    Other income                                                                                              1,433
                                                                                                      -------------
       Total investment income                                                                           29,798,341
                                                                                                      -------------
EXPENSES:
    Investment advisory fees (Note 3)                                                                    14,873,753
    Other shareholder servicing fees (Note 3)                                                             1,665,213
    Transfer agent fees                                                                                     464,261
    Custodian fees                                                                                          428,978
    Reports to shareholders                                                                                 278,971
    Administration fees (Note 3)                                                                             99,446
    Accounting fees                                                                                          86,346
    Trustees' and officers' fees and expenses                                                                60,127
    Legal fees                                                                                               50,503
    Auditing and tax consulting fees                                                                         16,008
    Registration and filing fees                                                                             12,909
    Insurance expenses                                                                                       11,925
    Miscellaneous expenses                                                                                   26,913
                                                                                                      -------------
       Total operating expenses                                                                          18,075,353
                                                                                                      -------------
       Net investment income                                                                             11,722,988
                                                                                                      -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Net realized gain on investments-unaffiliated issuers                                               198,750,582
    Net realized gain on investments-affiliated issuers                                                  31,865,835
    Net realized loss on foreign currency transactions                                                      (91,999)
    Net change in unrealized appreciation on investments                                                115,626,902
    Net change in unrealized appreciation on written options                                              1,675,388
    Net change in unrealized appreciation on translation of other
       assets and liabilities denominated in foreign currency                                                 6,346
                                                                                                      -------------
       Net realized and unrealized gain (loss) on investments,
           written options and foreign currency transactions                                            347,833,054
                                                                                                      -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                  $ 359,556,042
                                                                                                      =============


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            [THIRD AVENUE TRUST LOGO]

                               THIRD AVENUE TRUST
                       THIRD AVENUE REAL ESTATE VALUE FUND
                       STATEMENTS OF CHANGES IN NET ASSETS


                                                                                 FOR THE
                                                                                SIX MONTHS
                                                                                   ENDED           FOR THE YEAR
                                                                              APRIL 30, 2007           ENDED
                                                                                (UNAUDITED)      OCTOBER 31, 2006
                                                                             ----------------    ----------------
OPERATIONS:
    Net investment income                                                     $    11,722,988    $    23,957,946
    Net realized gain on investments-unaffiliated issuers                         198,750,582        203,598,721
    Net realized gain on investments-affiliated issuers                            31,865,835         29,850,357
    Net realized gain (loss) on foreign currency transactions                         (91,999)            63,357
    Net change in unrealized appreciation on investments                          115,626,902        519,758,298
    Net change in unrealized appreciation (depreciation) on written options         1,675,388         (2,247,560)
    Net change in unrealized appreciation on translation
       of other assets and liabilities denominated in foreign currency                  6,346              2,620
                                                                              ---------------    ---------------
    Net increase in net assets resulting from operations                          359,556,042        774,983,739
                                                                              ---------------    ---------------
DISTRIBUTIONS:
    Dividends to shareholders from net investment income                          (77,266,724)       (42,842,566)
    Distributions to shareholders from net realized gains                        (227,518,232)       (99,226,293)
                                                                              ---------------    ---------------
    Decrease in net assets from distributions                                    (304,784,956)      (142,068,859)
                                                                              ---------------    ---------------
CAPITAL SHARE TRANSACTIONS:
    Proceeds from sale of shares                                                  383,307,123        489,149,784
    Net asset value of shares issued in reinvestment of
       dividends and distributions                                                290,081,388        135,438,214
    Redemption fees                                                                   277,662            946,937
    Cost of shares redeemed                                                      (401,125,836)      (992,434,879)
                                                                              ---------------    ---------------
    Net increase (decrease) in net assets resulting from capital
       share transactions                                                         272,540,337       (366,899,944)
                                                                              ---------------    ---------------
    Net increase in net assets                                                    327,311,423        266,014,936
    Net assets at beginning of period                                           3,139,784,285      2,873,769,349
                                                                              ---------------    ---------------
    Net assets at end of period
       (including undistributed net investment income of
       $0 and $4,442,770, respectively)                                       $ 3,467,095,708    $ 3,139,784,285
                                                                              ===============    ===============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            [THIRD AVENUE TRUST LOGO]

                               THIRD AVENUE TRUST
                       THIRD AVENUE REAL ESTATE VALUE FUND
                              FINANCIAL HIGHLIGHTS


SELECTED DATA (FOR A SHARE OUTSTANDING  THROUGHOUT THE PERIOD) AND RATIOS ARE AS
FOLLOWS:

                                                   FOR THE
                                                 SIX MONTHS
                                                    ENDED                         YEARS ENDED OCTOBER 31,
                                               APRIL 30, 2007    -------------------------------------------------------------
                                                 (UNAUDITED)         2006         2005         2004          2003       2002
                                                 ------------    -----------    ---------   -----------   ---------   --------
Net asset value, beginning of period              $    36.34       $   29.41     $  25.47       $ 20.17   $  15.73    $  15.04
                                                  ----------       ---------     --------       -------   --------    --------
Income from investment operations:
    Net investment income                               0.19            0.32         0.33          0.06       0.46        0.06
    Net gain on securities (both realized
       and unrealized)                                  3.74(1)         8.08(1)      4.05(2)       5.77(2)    4.46(2)     1.02(3)
                                                  ----------       ---------     --------       -------   --------    --------
    Total from investment operations                    3.93            8.40         4.38          5.83       4.92        1.08
                                                  ----------       ---------     --------       -------   --------    --------
Less distributions:
    Dividends from net investment income               (0.89)          (0.44)       (0.18)        (0.45)     (0.18)      (0.19)
    Distributions from realized gains                  (2.63)          (1.03)       (0.26)        (0.08)     (0.30)      (0.20)
                                                  ----------       ---------     --------       -------   --------    --------
    Total distributions                                (3.52)          (1.47)       (0.44)        (0.53)     (0.48)      (0.39)
                                                  ----------       ---------     --------       -------   --------    --------

Net asset value, end of period                    $    36.75       $   36.34      $ 29.41       $ 25.47   $  20.17    $  15.73
                                                  ==========       =========     ========       =======   ========    ========
Total return                                           11.57%(4)       29.78%       17.36%        29.47%     32.15%       7.17%
Ratios/Supplemental Data:
    Net assets, end of period (in thousands)      $3,467,096      $3,139,784   $2,873,769    $1,693,294   $646,979    $331,997
    Ratio of expenses to average net assets
       Before expense reimbursement/recovery            1.09%(5)        1.11%        1.14%         1.15%      1.19%       1.22%
       After expense reimbursement/recovery              N/A             N/A          N/A           N/A        N/A        1.41%
    Ratio of net investment income to average
       net assets
       Before expense reimbursement/recovery            0.71%(5)        0.80%        1.15%         0.47%      3.27%       0.92%

       After expense reimbursement/recovery               N/A            N/A          N/A           N/A        N/A        0.73%
    Portfolio turnover rate                               10%(4)          10%          13%            8%        11%         21%

 (1)  Includes redemption fees of $0.01 per share.
 (2)  Includes redemption fees of $0.02 per share.
 (3)  Includes redemption fees of $0.03 per share.
 (4)  Not annualized.
 (5)  Annualized.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            [THIRD AVENUE TRUST LOGO]

                               THIRD AVENUE TRUST
                      THIRD AVENUE INTERNATIONAL VALUE FUND
                            PORTFOLIO OF INVESTMENTS
                                AT APRIL 30, 2007
                                   (UNAUDITED)

                                     QUANTITY    ISSUES                                                       VALUE
----------------------------------------------------------------------------------------------------------------------
SUBSCRIPTION RECEIPTS - 1.38%
Agriculture - 1.38%                  4,486,764   Saskatchewan Wheat Pool (a) (b) (e) (g) (Canada)         $ 32,089,317
                                                                                                          ------------
                                                 TOTAL SUBSCRIPTION RECEIPTS
                                                 (Cost $30,474,829)                                         32,089,317
                                                                                                          ------------
                                     SHARES
----------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 81.90%
Advertising - 1.37%                  1,001,500    Asatsu-DK, Inc. (Japan)                                   32,018,496
                                                                                                          ------------

Agriculture - 8.03%                  8,084,674    ABB Grain, Ltd. (c) (Australia)                           52,710,662
                                        75,400    Agrium, Inc. (Canada)                                      2,920,242
                                       226,952    Cresud SA, ADR (Argentina)                                 5,505,855
                                    10,559,300    Saskatchewan Wheat Pool (a) (c) (Canada)                  78,964,042
                                       444,406    United International Enterprises, Ltd. (c) (Denmark)(1)   47,126,570
                                                                                                          ------------
                                                                                                           187,227,371
                                                                                                          ------------

Building & Construction
Products/Services - 4.02%              216,342    Imerys SA (France)                                        20,739,947

                                    13,696,300    NIPPON SHEET GLASS CO., LTD. (JAPAN)                      72,788,639
                                                                                                          ------------
                                                                                                            93,528,586
                                                                                                          ------------

Computer Software - 0.43%              599,800    Fujitsu Business Systems, Ltd. (Japan)                    9,954,416
                                                                                                          ------------

Corporate Services - 0.31%          22,522,784    Boardroom, Ltd. (c) (Singapore)                           7,264,219
                                                                                                          ------------

Diversified Operations - 8.69%       2,380,234    Antarchile S.A. (Chile)                                  44,656,279
                                       211,824    HAL Trust (Netherlands) (2)                              21,968,946
                                     6,648,200    Hutchison Whampoa, Ltd. (Hong Kong)                      64,379,366
                                       175,000    Investor AB, Class A (Sweden)                             4,649,219
                                     2,806,000    Straits Trading Co., Ltd. (Singapore)                     8,126,641
                                    19,290,300    WBL Corp., Ltd. (c) (Singapore)                          58,661,304
                                                                                                          ------------
                                                                                                           202,441,755
                                                                                                          ------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                           [THIRD AVENUE TRUST LOGO]


                               THIRD AVENUE TRUST
                      THIRD AVENUE INTERNATIONAL VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AT APRIL 30, 2007
                                   (UNAUDITED)


                               SHARES    ISSUES                                                             VALUE
------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Electronics - 2.96%                1,332,300    Futaba Corp. (Japan)                                  $ 32,503,281
                                   2,615,800    Nichicon Corp. (Japan)                                  36,384,982
                                                                                                      ------------
                                                                                                        68,888,263
                                                                                                      ------------

Energy/Coal - 0.55%                1,152,700    Westshore Terminals Income Fund (Canada)                12,857,398
                                                                                                      ------------
Energy/Services - 1.05%              943,200    Farstad Shipping A/S (Norway)                           24,571,995
                                                                                                      ------------
Engineering/Construction - 3.98%   1,636,900    Aker Kvaerner ASA (Norway)                              38,998,702
                                   1,789,700    Chudenko Corp. (Japan)                                  33,327,049
                                     480,300    Subsea 7, Inc. (a) (Norway)                              9,848,665
                                   1,165,000    Tokyo Energy & Systems, Inc. (Japan)                    10,461,941
                                                                                                      ------------
                                                                                                        92,636,357
                                                                                                      ------------

Food & Beverage - 0.94%           48,728,000    Vitasoy International Holdings, Ltd. (Hong Kong)        21,802,516
                                                                                                      ------------
Forest Products & Paper - 10.07%   5,590,700    Canfor Corp. (a) (Canada)                               60,143,218
                                   1,416,804    Canfor Pulp Income Fund (Canada)                        18,956,248
                                  40,080,245    Catalyst Paper Corp. (a) (b) (c) (e) (Canada)          122,447,153
                                  44,893,185    Rubicon, Ltd. (a) (c) (New Zealand)                     32,930,925
                                                                                                      ------------
                                                                                                       234,477,544
                                                                                                      ------------

Holding Companies - 6.00%            902,712    Compagnie Nationale a Portefeuille (Belgium)            58,847,081
                                   5,041,400    Guoco Group, Ltd. (Hong Kong) (2)                       73,084,317
                                      71,000    Pargesa Holding S.A. (Switzerland)                       7,730,491
                                                                                                      ------------
                                                                                                       139,661,889
                                                                                                      ------------

Insurance - 4.71%                    124,876    Blue Ocean Reinsurance, Ltd. (a) (b) (c) (Bermuda)      15,879,184
                                   9,731,415    BRIT Insurance Holdings PLC (United Kingdom)            68,936,045
                                      70,000    Millea Holdings, Inc. (Japan)                            2,607,022
                                       8,600    Norton Holdings, Ltd. (b) (Bermuda)                      8,874,856
                                   1,094,050    Sompo Japan Insurance, Inc. (Japan)                     13,450,721
                                                                                                      ------------
                                                                                                       109,747,828
                                                                                                      ------------



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            [THIRD AVENUE TRUST LOGO]

                               THIRD AVENUE TRUST
                      THIRD AVENUE INTERNATIONAL VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AT APRIL 30, 2007
                                   (UNAUDITED)


                                     SHARES     ISSUES                                                         VALUE
-------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Metals & Mining - 1.64%            3,792,832    Dundee Precious Metals, Inc. (a) (c) (Canada)                $ 38,307,637
                                                                                                             ------------

Other Financial - 2.93%              892,100    Aiful Corp. (Japan)                                            22,323,965
                                 106,097,000    Fuhwa Financial Holdings Co., Ltd. (a) (Taiwan)                45,858,438
                                                                                                             ------------
                                                                                                               68,182,403
                                                                                                             ------------

Real Estate - 7.26%              103,667,023    BIL International, Ltd. (c) (Singapore) (2)                   110,541,765
                                   1,789,700    Daibiru Corp. (Japan)                                          26,811,424
                                  21,374,000    Liu Chong Hing Investment, Ltd. (c) (Hong Kong)                31,695,950
                                                                                                             ------------
                                                                                                              169,049,139
                                                                                                             ------------

Securities Brokerage - 3.20%      97,017,800    Asia Plus Securities Public Co., Ltd. (Thailand)                7,476,857
                                   3,002,900    Capital Nomura Securities Public Co., Ltd., NVDR (Thailand)     2,720,096
                                  33,765,434    Capital Securities Corp. (Taiwan)                              15,607,981
                                  38,126,960    Hotung Investment Holdings, Ltd. (a) (Taiwan) (2)               5,528,409
                                     652,300    Ichiyoshi Securities Co., Ltd. (Japan)                         10,629,184
                                  82,857,200    KGI Securities Public Co., Ltd., NVDR (Thailand)                3,311,905
                                  29,361,000    President Securities Corp. (Taiwan)                            15,202,451
                                  12,860,000    UOB-Kay Hian Holdings, Ltd. (Singapore)                        14,051,407
                                                                                                             ------------
                                                                                                               74,528,290
                                                                                                             ------------

Technology - Hardware - 1.08%     37,628,000    Gigabyte Technology Co., Ltd. (c) (Taiwan)                     25,186,607
                                                                                                             ------------
Telecommunications - 6.11%        30,050,529    Netia S.A. (c) (Poland)                                        43,109,595
                                  27,749,955    Telecom Corp. of New Zealand, Ltd. (New Zealand)               99,311,086
                                                                                                             ------------
                                                                                                              142,420,681
                                                                                                             ------------

Transportation - 6.57%             3,106,300    BW Gas ASA (f) (Norway)                                        43,333,765
                                   1,938,700    Golar LNG, Ltd. (Norway) 2                                     31,444,367
                                   4,423,000    Seino Holdings Co., Ltd. (Japan)                               41,607,331
                                  18,671,113    TOLL NZ, LTD. (A) (C) (New Zealand)                            36,661,008
                                                                                                             ------------
                                                                                                              153,046,471
                                                                                                             ------------




    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            [THIRD AVENUE TRUST LOGO]

                               THIRD AVENUE TRUST
                      THIRD AVENUE INTERNATIONAL VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AT APRIL 30, 2007
                                   (UNAUDITED)

                                                                                                                   VALUE
-----------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
                                                TOTAL COMMON STOCKS
                                                (Cost $1,527,215,146)                                          $1,907,799,861
                                                                                                               --------------

                                   NOTIONAL
                                 AMOUNT ($)     ISSUES
-----------------------------------------------------------------------------------------------------------------------------
PURCHASED OPTIONS - 0.01%
Foreign Currency
Put Options - 0.01%             100,000,000     New Zealand Dollar, strike 0.64 NZD, expires 10/24/07                 244,900
                                                                                                               --------------
                                                TOTAL PURCHASED OPTIONS
                                                (Cost $3,600,000)                                                     244,900
                                                                                                               --------------

                                 PRINCIPAL
                                AMOUNT ($)
-----------------------------------------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS - 15.98%
Repurchase Agreement - 1.61%     37,474,155     Bear Stearns, 5.11%, dated 04/30/07, due 05/01/07 (d)              37,474,155
                                                                                                               --------------

U.S. Government
Obligations - 14.37%            337,000,000     U.S. Treasury Bills, 4.98%-5.15%++, due 05/17/07-07/19/07         334,811,130
                                                                                                               --------------
                                                TOTAL SHORT TERM INVESTMENTS
                                                (Cost $372,249,971)                                               372,285,285
                                                                                                               --------------
                                                TOTAL INVESTMENT PORTFOLIO - 99.27%
                                                (Cost $1,933,539,946)                                           2,312,419,363
                                                                                                               --------------
                                                OTHER ASSETS LESS
                                                LIABILITIES - 0.73%                                                17,087,239
                                                                                                               --------------
                                                NET ASSETS - 100.00%
                                                (Applicable to 101,326,303 shares outstanding)                 $2,329,506,602
                                                                                                               ==============




    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            [THIRD AVENUE TRUST LOGO]


                               THIRD AVENUE TRUST
                      THIRD AVENUE INTERNATIONAL VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AT APRIL 30, 2007
                                   (UNAUDITED)

Notes:
ADR:  American Depository Receipt.
NVDR:  Non-Voting Depository Receipt.
NZD:  New Zealand Dollar.
(a) Non-income producing securities.
(b) Fair-valued securities:


                                      Carrying Value
              Security                   Per Unit         Acquisition Date     Acquisition Cost
              --------                --------------      ----------------     ----------------
   Blue Ocean Reinsurance, Ltd.         $127.16        12/30/2005 to 2/9/2006   $12,500,000
   Catalyst Paper Corp. ^                  3.06        1/3/2006 to 10/23/2006   114,161,857
   Norton Holdings, Ltd.               1,031.96              12/14/2006           8,600,000
   Saskatchewan Wheat Pool^                0.86               2/15/2007          30,474,829


   ^  Restricted.
(c) Affiliated issuers - as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of these issuers).
(d) Repurchase agreement collateralized by U.S. Inflation Indexed Bonds, par value $32,715,000, due 1/15/25, value $38,545,741.
(e) Security is subject to restrictions on resale.
(f) Name changed from Bergesen Worldwide Gas ASA effective 5/7/07.
(g) Each subscription receipt will convert to a common share upon the successful completion of Saskatchewan Wheat Pool's bid for the stock of Agricore United.
++  Annualized yield at date of purchase.
(1) Incorporated in Bahamas.
(2) Incorporated in Bermuda.

The aggregate cost for federal income tax purposes is $1,933,539,946. The aggregate gross unrealized appreciation is $414,780,284.
The aggregate gross unrealized depreciation is $(35,900,867).

Country Concentration


                        % of
                     Net Assets
                     ----------
United States #        15.98%
Canada                 15.74
Japan                  14.81
Singapore               8.53
Hong Kong               8.20
New Zealand             7.26
Norway                  6.36
Taiwan                  4.61
United Kingdom          2.96
Belgium                 2.53
Australia               2.26
Denmark                 2.02
Chile                   1.92
Poland                  1.85
Bermuda                 1.06
Netherlands             0.94
France                  0.89
Thailand                0.58
Switzerland             0.33
Argentina               0.24
Sweden                  0.20
                      -------
Total                  99.27%
                      =======

# Comprised of cash equivalents.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            [THIRD AVENUE TRUST LOGO]


                               THIRD AVENUE TRUST
                      THIRD AVENUE INTERNATIONAL VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AT APRIL 30, 2007
                                   (UNAUDITED)

THE SUMMARY OF THE FUND'S INVESTMENTS AS OF APRIL 30, 2007 IS AS FOLLOWS:
(UNAUDITED)



           [THE DATA BELOW REPRESENTS A GRAPH IN THE PRINTED REPORT]

Forest Products & Paper                                                 10.07
Agriculture                                                              9.41
Diversified Operations                                                   8.69
Real Estate                                                              7.26
Transportation                                                           6.57
Telecommunications                                                       6.11
Holding Company                                                             6
Insurance                                                                4.71
Building & Construction Products/Services                                4.01
Engineering/Construction                                                 3.98
Securities Brokerage                                                      3.2
Electronics                                                              2.96
Other Financial                                                          2.93
Other                                                                    7.37
Cash & Equivalents (Net)                                                16.73






    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            [THIRD AVENUE TRUST LOGO]



                               THIRD AVENUE TRUST
                      THIRD AVENUE INTERNATIONAL VALUE FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2007
                                   (UNAUDITED)


ASSETS:
Investments at value (Notes 1 and 4):
   Unaffiliated issuers (cost of $1,382,458,852)                      $ 1,610,932,742
   Affiliated issuers (cost of $551,081,094)                              701,486,621
                                                                      ---------------
      Total investments (cost of $1,933,539,946)                        2,312,419,363
Foreign currency at value (cost of $2,586,855)                              2,241,160
Receivable for fund securities sold                                        19,879,437
Dividends and interest receivable                                           2,746,022
Receivable for fund shares sold                                             1,547,695
Other assets
                                                                               65,297
                                                                      ---------------
      Total assets                                                      2,338,898,974
                                                                      ---------------
LIABILITIES:
Payable for fund shares redeemed                                            5,374,309
Payable to investment adviser                                               2,403,305
Payable for securities purchased                                            1,041,364
Accounts payable and accrued expenses                                         382,141
Payable for other shareholder servicing fees (Note 3)                         179,920
Payable to Trustees                                                            11,333
Commitments (Note 6)
                                                                      ---------------
      Total liabilities                                                     9,392,372
                                                                      ---------------
      Net assets                                                      $ 2,329,506,602
                                                                      ===============
SUMMARY OF NET ASSETS:
Capital stock, unlimited shares authorized, $0.001 par value,
   101,326,303 shares outstanding                                     $ 1,830,677,525
Accumulated distributions in excess of net investment income              (41,474,094)
Accumulated undistributed net realized gains from
   investments and foreign currency transactions                          161,784,888
Net unrealized appreciation of investments and translation
   of foreign currency denominated assets and liabilities                 378,518,283
                                                                      ---------------
      Net assets applicable to capital shares outstanding             $ 2,329,506,602
                                                                      ===============
Net asset value, offering and redemption price per share                       $22.99
                                                                               ======



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            [THIRD AVENUE TRUST LOGO]

                               THIRD AVENUE TRUST
                      THIRD AVENUE INTERNATIONAL VALUE FUND
                             STATEMENT OF OPERATIONS
                     FOR THE SIX MONTHS ENDED APRIL 30, 2007
                                   (UNAUDITED)



INVESTMENT INCOME:
   Interest                                                                           $  11,876,276
   Dividends-unaffiliated issuers (net of foreign withholding tax of $2,058,556)         20,635,001
   Dividends-affiliated issuers (Note 4)                                                  1,842,688
   Other income                                                                             115,760
                                                                                      -------------
   Total investment income                                                               34,469,725
                                                                                      -------------
EXPENSES:
   Investment advisory fees (Note 3)                                                     14,478,522
   Other shareholder servicing fees (Note 3)                                              1,027,894
   Custodian fees                                                                           505,056
   Transfer agent fees                                                                      270,212
   Reports to shareholders                                                                  168,856
   Accounting fees                                                                           86,390
   Administration fees (Note 3)                                                              69,036
   Trustees' and officers' fees and expenses                                                 45,401
   Auditing and tax consulting fees                                                          43,784
   Registration fees                                                                         25,776
   Legal fees                                                                                11,019
   Miscellaneous expenses                                                                    15,452
                                                                                      -------------
   Total operating expenses                                                              16,747,398
                                                                                      -------------
   Net investment income                                                                 17,722,327
                                                                                      -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain on investments-unaffiliated issuers                                   138,604,882
   Net realized gain on investments-affiliated issuers                                   23,970,472
   Net realized loss on foreign currency transactions                                      (768,904)
   Net change in unrealized appreciation on investments                                  27,112,673
   Net change in unrealized appreciation on translation of other
      assets and liabilities denominated in foreign currency                               (440,574)
                                                                                      -------------
         Net realized and unrealized gain (loss) on investments
           and foreign currency transactions                                            188,478,549
                                                                                      -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                  $ 206,200,876
                                                                                      =============


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            [THIRD AVENUE TRUST LOGO]


                               THIRD AVENUE TRUST
                      THIRD AVENUE INTERNATIONAL VALUE FUND
                       STATEMENTS OF CHANGES IN NET ASSETS


                                                                                           FOR THE
                                                                                          SIX MONTHS
                                                                                              ENDED           FOR THE YEAR
                                                                                         APRIL 30, 2007          ENDED
                                                                                          (UNAUDITED)        OCTOBER 31, 2006
                                                                                        ---------------      ---------------
OPERATIONS:
   Net investment income                                                                $    17,722,327      $    73,157,419
   Net realized gain on investments-unaffiliated issuers                                    138,604,882          172,462,933
   Net realized gain on investments-affiliated issuers                                       23,970,472            7,704,137
   Net realized gain (loss) on foreign currency transactions                                   (768,904)             458,938
   Net change in unrealized appreciation on investments                                      27,112,673          130,565,434
   Net change in unrealized appreciation (depreciation) on translation of other
      assets and liabilities denominated in foreign currency                                   (440,574)              95,988
                                                                                        ---------------      ---------------
   Net increase in net assets resulting from operations                                     206,200,876          384,444,849
                                                                                        ---------------      ---------------

DISTRIBUTIONS:
   Dividends to shareholders from net investment income                                    (105,951,673)         (43,828,096)
   Distributions to shareholders from net realized gains                                   (170,052,532)          (9,495,160)
                                                                                        ---------------      ---------------
   Decrease in net assets from distributions                                               (276,004,205)         (53,323,256)
                                                                                        ---------------      ---------------

CAPITAL SHARE TRANSACTIONS:
   Proceeds from sale of shares                                                             121,123,709          400,071,663
   Net asset value of shares issued in reinvestment of
      dividends and distributions                                                           245,564,779           48,449,070
   Redemption fees                                                                              274,191            1,691,983
   Cost of shares redeemed                                                                 (325,297,074)        (358,649,442)
                                                                                        ---------------      ---------------
   Net increase in net assets resulting from capital
      share transactions                                                                     41,665,605           91,563,274
                                                                                        ---------------      ---------------
   Net increase (decrease) in net assets                                                    (28,137,724)         422,684,867
   Net assets at beginning of period                                                      2,357,644,326        1,934,959,459
                                                                                        ---------------      ---------------
   Net assets at end of period
      (including undistributed net investment income of
      $0 and $46,755,252, respectively)                                                 $ 2,329,506,602      $ 2,357,644,326
                                                                                        ===============      ===============



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            [THIRD AVENUE TRUST LOGO]

                               THIRD AVENUE TRUST
                      THIRD AVENUE INTERNATIONAL VALUE FUND
                              FINANCIAL HIGHLIGHTS



SELECTED DATA (FOR A SHARE OUTSTANDING  THROUGHOUT THE PERIOD) AND RATIOS ARE AS
FOLLOWS:



                                                  FOR THE
                                               SIX MONTHS ENDED                       YEARS ENDED OCTOBER 31,
                                                APRIL 30, 2007  ---------------------------------------------------------------
                                                 (UNAUDITED)       2006            2005          2004        2003        2002*
                                                 ----------     ----------      ----------     --------     -------     -------
Net asset value, beginning of period             $    23.77     $    20.40      $    17.17     $  13.49     $  9.73     $ 10.00
                                                 ----------     ----------      ----------     --------     -------     -------
Income (loss) from investment operations:
  Net investment income                                0.20           0.86 +          0.30         0.25        0.08        0.02
  Net gain (loss) on securities (both realized
    and unrealized)                                    1.84(3)        3.07(1)         3.15(1)      3.73(1)     3.76(1)    (0.29)(2)
                                                 ----------     ----------      ----------     --------     -------     -------
  Total from investment operations                     2.04           3.93            3.45         3.98        3.84       (0.27)
                                                 ----------     ----------      ----------     --------     -------     -------
Less distributionS:
  Dividends from net investment income                (1.08)         (0.46)          (0.22)       (0.30)      (0.08)         --
  Distributions from realized gains                   (1.74)         (0.10)             --           --          --          --
                                                 ----------     ----------      ----------     --------     -------     -------
  Total distributions                                 (2.82)         (0.56)          (0.22)       (0.30)      (0.08)         --
                                                 ----------     ----------      ----------     --------     -------     -------
Net asset value, end of period                   $    22.99     $    23.77      $    20.40     $  17.17     $ 13.49     $  9.73
                                                 ==========     ==========      ==========     ========     =======     =======
Total return                                           9.26%(4)      19.63%          20.24%       29.95%      39.84%      (2.70%)(4)
Ratios/Supplemental Data:
  Net assets, end of period (in thousands)       $2,329,507     $2,357,644      $1,934,959     $437,361     $97,285     $23,036
                                                 ----------     ----------      ----------     --------     -------     -------
  Ratio of expenses to average net assets
     Before expense reimbursement/recovery             1.45%(5)       1.45%           1.52%        1.58%       2.21%       4.30%(5)
     After expense reimbursement/recoveryN/A           N/A            1.53%           1.75%        1.75%                   1.75%(5)
Ratio of net investment income (loss)
  to average net assets
  Before expense reimbursement/recovery                1.53%(5)       3.25%+          1.19%        0.75%       0.06%      (2.20%)(5)
  After expense reimbursement/recovery                 N/A            N/A             1.18%        0.58%       0.52%       0.34%(5)
Portfolio turnover rate                                  12%(4)         34%              3%          11%          4%          0%(4)


(1) Includes redemption fees of $0.02 per share.
(2) Includes redemption fees of $0.01 per share.
(3) Includes redemption fees of less than $0.01 per share.
(4) Not annualized.
(5) Annualized.
 *  The Fund commenced investment operations on December 31, 2001.
 + Investment income per share reflects a special dividend which amounted to $0.22 per share. Excluding this special dividend, the ratio of net investment income to average net assets would have been 2.25%.



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            [THIRD AVENUE TRUST LOGO]


                               THIRD AVENUE TRUST
                          NOTES TO FINANCIAL STATEMENTS
                                 APRIL 30, 2007
                                   (UNAUDITED)


1. SUMMARY OF ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION:

Third Avenue Trust (the "Trust") is an open-end, non-diversified management investment company organized as a Delaware business trust pursuant to a Trust Instrument dated October 31, 1996. The Trust currently consists of four, non-diversified (within the meaning of Section 5(b)(2) of the Investment Company
Act), separate investment series: Third Avenue Value Fund, Third Avenue Small-Cap Value Fund, Third Avenue Real Estate Value Fund and Third Avenue International Value Fund (each a "Fund" and, collectively, the "Funds"). Third Avenue Management LLC (the "Adviser") provides investment advisory services to each of the Funds in the Trust. The Funds seek to achieve their investment objectives of long-term capital appreciation by adhering to a strict value discipline when selecting securities. While the Funds pursue a capital appreciation objective, each Fund has a distinct investment approach.

Third Avenue Value Fund seeks to achieve its objective mainly by acquiring common stocks of well-financed companies (meaning companies without significant liabilities in comparison to their liquid resources) at a discount to what the Adviser believes is their intrinsic value. The Fund also seeks to acquire senior securities, such as preferred stocks, and debt instruments (including high-yield securities) that the Adviser believes are undervalued.

Third Avenue Small-Cap Value Fund seeks to achieve its objective by acquiring equity securities, including common stocks and convertible securities, of well-financed small companies at a discount to what the Adviser believes is their intrinsic value. Under normal circumstances, the Fund expects to invest at least 80% of its assets in equity securities (which may include both common and preferred stocks, and convertible securities) of companies that are considered small. The Fund considers a "small company" to be one whose market capitalization is no greater than nor less than the range of capitalizations of companies in the Russell 2000 Index, the S&P Small Cap 600 Index or the Dow Jones Wilshire U.S. Small-Cap Index at the time of investment.

Third Avenue Real Estate Value Fund, under normal circumstances, seeks to achieve its objective by investing at least 80% of its assets in a securities of real estate and real estate-related companies, or in companies which own significant real estate at the time of investment ("real estate companies"). These securities will primarily be equity securities (which may include both common and preferred stocks, and convertible securities) of well-financed real estate companies. The Fund seeks to acquire these securities at a discount to what the Adviser believes is their intrinsic value. The Fund may also invest a portion of its assets in debt securities (which may include high-yield and mortgage-backed securities) in real estate companies or loans secured by real estate that the Adviser believes have above average yield potential.

Third Avenue International Value Fund seeks to achieve its objective by primarily acquiring equity securities, including common stocks and convertible securities, of well-financed companies located outside of the United States.
While the Fund may invest in companies located anywhere in the world, it currently expects that most of its assets will be invested in the more developed countries, and under normal circumstances, at least 80% of its assets will be invested in securities of issuers located outside of the United States at the time of investment.

                            [THIRD AVENUE TRUST LOGO]

                               THIRD AVENUE TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 APRIL 30, 2007
                                   (UNAUDITED)


Because of the Funds' disciplined and deliberate investing approach, there may be times when the Funds will have significant cash positions. A substantial cash position can impact Fund performance in certain market conditions, and may make it more difficult for a Fund to achieve its investment objective.

ACCOUNTING POLICIES:

The  policies  described  below are  followed  consistently  by the Funds in the
preparation  of  their  financial   statements  in  conformity  with  accounting
principles generally accepted in the United States of America.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

SECURITY VALUATION:

Generally, the Funds' investments are valued at market value. Securities traded on a principal stock exchange or the National Association of Securities Dealers' Automated Quotation System ("NASDAQ") are valued at the last quoted sales price, the NASDAQ official close price or, in the absence of closing sales prices on that day, securities are valued at the mean between the closing bid and asked price. In accordance with procedures approved by the Trust's Board of Trustees, the Funds may adjust the prices of securities traded in foreign markets, as appropriate, to reflect the fair value as of the time the Funds' net asset values are calculated. Temporary cash investments are valued at cost, plus accrued interest, which approximates market. Short-term debt securities with original or remaining maturities in excess of 60 days are valued at the mean of their quoted bid and asked prices. Short-term debt securities with 60 days or less to maturity are amortized to maturity based on their cost.

The Funds may invest up to 15% of their total net assets in securities which are not readily marketable, including those which are restricted as to disposition under applicable securities laws ("restricted securities"). Restricted securities and other securities and assets for which market quotations are not readily available are valued at "fair value", as determined in good faith by the Funds' Valuation Committee as authorized by the Board of Trustees of the Funds, under procedures established by the Board of Trustees. At April 30, 2007, such securities had a total fair value of $138,655,729 or 1.24% of net assets of Third Avenue Value Fund, $101,463,843 or 4.13% of net assets of Third Avenue Small-Cap Value Fund, $15,303,290 or 0.44% of net assets of Third Avenue Real Estate Value Fund and $179,290,510 or 7.70% of net assets of Third Avenue International Value Fund. Among the factors considered by the Valuation
Committee in determining fair value are the type of security, trading in unrestricted securities of the same issuer, the financial condition of the issuer, the Fund's cost at the date of purchase, the percentage of the Fund's beneficial ownership of the issuer's common stock and debt securities, the operating results of the issuer, the discount from market value of any similar unrestricted securities of the issuer at the time of purchase and liquidation values of the issuer. The fair values determined in accordance with these procedures may differ significantly from the amounts which would be realized

                            [THIRD AVENUE TRUST LOGO]

                               THIRD AVENUE TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 APRIL 30, 2007
                                   (UNAUDITED)

upon disposition of the securities. Restricted securities often have costs associated with subsequent registration. The restricted securities currently held by the Funds are not expected to incur any material future registration costs.

SECURITY TRANSACTIONS AND INVESTMENT INCOME:

Security transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date and interest income, including, where applicable, amortization of premium and accretion of discount on investments, is accrued daily, except when collection is not expected. Payments received from certain investments held by the Funds may be comprised of dividends, capital gains and return of capital. The Funds originally estimate the expected classification of such payments. The amounts may subsequently be reclassified upon receipt of information from the issuer. Realized gains and losses from securities transactions are reported on an identified cost basis.

FOREIGN CURRENCY TRANSLATION AND FOREIGN INVESTMENTS:

The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

     o    INVESTMENTS  AND  ASSETS  AND   LIABILITIES   DENOMINATED  IN  FOREIGN
          CURRENCIES: At the prevailing rates of exchange on the valuation date.

     o INVESTMENT TRANSACTIONS AND INVESTMENT INCOME: At the prevailing rates of exchange on the date of such transactions.

The net assets of the Funds are presented at the foreign exchange rates and market values at the close of the period. The Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of equity securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) are included in the reported net realized and unrealized gains (losses) on investments.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on the Statement of Assets and Liabilities. The change in net unrealized currency gains (losses) for the period is reflected on the Statement of Operations.

                            [THIRD AVENUE TRUST LOGO]


                               THIRD AVENUE TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 APRIL 30, 2007
                                   (UNAUDITED)



Pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are generally treated as ordinary income for U.S. Federal income tax purposes.

OPTION CONTRACTS:

An option  contract gives the buyer the right,  but not the  obligation,  to buy
(call) or sell (put) an underlying item at a fixed exercise price on a certain date or during a specified period. The cost of securities acquired through the exercise of a call options is increased by the premiums paid. The proceeds from securities sold through the exercise of purchased put options are decreased by the premiums paid. Investments in options contracts require the Funds to fair value or mark-to market option contracts on a daily basis, which reflects the change in the market value of the contracts at the close of each day's trading. The cost of options that expire unexercised are treated by the Funds, on expiration date, as realized losses on investments.

When the Funds write an option, an amount equal to the premium received by the Funds is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds, on the expiration date, as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Funds have a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Funds. The Funds as writer of an option bear the market risk of an unfavorable change in the price of the security underlying the written option.

LOANS OF PORTFOLIO SECURITIES:

The Funds may loan securities to certain brokers, with the Funds' custodian acting as lending agent. Upon such loans, the Funds receive collateral which is maintained by the custodian. The Funds earn interest on such collateral and earn income in the form of negotiated lenders' fees, both of which are included in securities lending income in the Statement of Operations. Securities loaned are required to be secured at all times by collateral at least equal to the market value of the securities loaned. Risks may arise upon entering into securities lending to the extent that the value of the collateral is less than the value of the securities loaned due to changes in the value of collateral or the loaned securities. Dividends or other distributions on loaned securities may also receive different tax treatments than would otherwise be the case. The Funds may receive collateral in the form of cash or other eligible securities, such as a letter of credit issued by a U.S. bank, or securities issued or guaranteed by the U.S. government having a value at all times not less than 100% of the value of securities loaned.

                            [THIRD AVENUE TRUST LOGO]


                               THIRD AVENUE TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 APRIL 30, 2007
                                   (UNAUDITED)


During the six months ended April 30, 2007, the following fund had securities lending income, which is included in the Statement of Operations, totaling:

   FUND
   ----
   Third Avenue Value Fund                                $510,045

The value of loaned securities and related collateral outstanding at April 30, 2007, was as follows:

                                 VALUE OF                      VALUE OF
   FUND                      SECURITIES LOANED                COLLATERAL
   ----                      -----------------                ---------
   Third Avenue Value Fund     $179,947,864                  $190,648,646

REPURCHASE AGREEMENTS:

The Funds may invest excess cash in repurchase agreements whereby the Funds purchase securities, which serve as collateral, with an agreement to resell such collateral at the maturity date of the repurchase agreement. Securities pledged as collateral for repurchase agreements are held by the Funds' custodian bank until maturity of the repurchase agreement. Provisions in the agreements require that the market value of the collateral is at least equal to the repurchase value in the event of default. In the event of default, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

DISTRIBUTIONS TO SHAREHOLDERS:

Dividends from net investment income paid to shareholders and distributions from realized gains on sales of securities paid to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax law and regulations which may differ from accounting principles generally accepted in the United States of America. The Funds tax basis net income and capital gains and losses are determined only at the end of each fiscal year.

FEDERAL INCOME TAXES:

The Funds have complied and intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies. Therefore, no Federal income tax provision is required.

EXPENSE ALLOCATION:

Expenses attributable to a specific Fund are charged to that Fund. Expenses attributable to the Trust are generally allocated using the ratio of each Fund's net assets relative to the total net assets of the Trust. Certain expenses are shared with Third Avenue Variable Series Trust, an affiliated fund group. Such costs are allocated using the ratio of the Funds' net assets relative to the total net assets of Third Avenue Variable Series Trust.

                            [THIRD AVENUE TRUST LOGO]

                               THIRD AVENUE TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 APRIL 30, 2007
                                   (UNAUDITED)


TRUSTEES' AND OFFICERS' FEES:
The Trust does not pay any fees to its officers for their services as such, except for the Chief Compliance Officer, to whom the Trust paid $54,081 for the six months ended April 30, 2007. The Trust does pay, together with its affiliate Third Avenue Variable Series Trust, Trustees who are not affiliated with the Investment Adviser a fee of $4,000 for each meeting of the Board of Trustees that they attend, in addition to reimbursing all Trustees for travel and incidental expenses incurred by them in connection with their attendance at meetings. If a special meeting is required, Trustees will each receive $2,000. The Trust, together with Third Avenue Variable Series Trust, also pays non-interested Trustees an annual stipend of $50,000, effective July 1, 2006.
Prior to July 1, 2006, the annual stipend was $44,000 for each trustee. The Trustees on the Audit Committee each receive $1,500 for each audit committee meeting and the audit committee chairman receives an annual retainer of $2,000.

ACCOUNTING PRONOUNCEMENTS:
In  July  2006,  the  Financial   Accounting  Standards  Board  ("FASB")  issued
Interpretation No.48, "Accounting for Uncertainty in Income Taxes an Interpretation of FASB Statement No. 109" (the "Interpretation"). The Interpretation establishes for all entities, including pass-through entities such as the Funds, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. The Adviser has begun to evaluate the application of the Interpretation to the Funds, and is not in a position at this time to estimate the significance of its impact, if any, on the Funds' financial statements.

In addition, in September 2006, the FASB issued Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. The Adviser has recently begun to evaluate the application of the Fair Value Measurements to the Funds, and is not in position at this time to estimate the significance of its impact, if any, on the Funds' financial statements.

                            [THIRD AVENUE TRUST LOGO]

                               THIRD AVENUE TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 APRIL 30, 2007
                                   (UNAUDITED)



2. SECURITIES TRANSACTIONS

PURCHASES AND SALES/CONVERSIONS:
The aggregate cost of purchases and aggregate proceeds from sales and conversions of investments, excluding short-term investments, from unaffiliated and affiliated issuers (as defined in the Investment Company Act of 1940, as amended, as ownership of 5% or more of the outstanding common stock of the issuer) for the six months ended April 30, 2007 were as follows:

                                                            PURCHASES           SALES
                                                            ---------           -----
            Third Avenue Value Fund:
                 Affiliated                               $  311,774,525      $106,446,500
                 Unaffiliated                                779,879,167       249,681,755
            Third Avenue Small-Cap Value Fund:
                 Affiliated                                   24,209,450        14,958,953
                 Unaffiliated                                250,933,310       203,783,788
            Third Avenue Real Estate Value Fund:
                 Affiliated                                   39,277,532        93,270,384
                 Unaffiliated                                260,364,960       332,371,469
            Third Avenue International Value Fund:
                 Affiliated                                   25,023,045        34,739,296
                 Unaffiliated                                194,165,119       181,193,852

                            [THIRD AVENUE TRUST LOGO]

                               THIRD AVENUE TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 APRIL 30, 2007
                                   (UNAUDITED)



Written options transactions during the period are summarized as follows:

                                                         THIRD AVENUE SMALL-CAP VALUE FUND
                                                         ---------------------------------
                                                            NUMBER OF         PREMIUMS
                                                             CONTRACTS        RECEIVED
----------------------------------------------------------------------------------------------------------
            Options outstanding at
                 October 31, 2006                                  1,467       $ 2,514,738
----------------------------------------------------------------------------------------------------------
            Options written                                            --              --
            Options terminated in
                 closing purchase transactions                       (67)         (115,035)
            Options exercised                                     (1,400)       (2,399,703)
----------------------------------------------------------------------------------------------------------
            Options outstanding at
                 April 30, 2007                                       --       $        --
----------------------------------------------------------------------------------------------------------

                                                        THIRD AVENUE REAL ESTATE VALUE FUND
                                                        -----------------------------------
                                                            NUMBER OF         PREMIUMS
                                                            CONTRACTS         RECEIVED
----------------------------------------------------------------------------------------------------------
            Options outstanding at
                 October 31, 2006                                  2,443       $ 4,187,812
----------------------------------------------------------------------------------------------------------
            Options written                                           --                --
            Options terminated in
                 closing purchase transactions                        --                --
            Options exercised                                     (2,443)       (4,187,812)
----------------------------------------------------------------------------------------------------------
            Options outstanding at
                 April 30, 2007                                       --       $        --
----------------------------------------------------------------------------------------------------------

3. INVESTMENT ADVISORY SERVICES, ADMINISTRATION AND SERVICE FEE AGREEMENTS
Each Fund has an Investment Advisory Agreement with the Adviser for investment advice and certain management functions. The terms of the Investment Advisory Agreement provide for a monthly fee of 1/12 of 0.90% (an annual fee of 0.90%) of the total average daily net assets of Third Avenue Value Fund, Third Avenue Small-Cap Value Fund and Third Avenue Real Estate Value Fund, and 1/12 of 1.25% (an annual fee of 1.25%) of the total average daily net assets of Third Avenue International Value Fund. Additionally, under the terms of the Investment Advisory Agreements, the Adviser pays certain expenses on behalf of the Funds which are partially reimbursed by the Funds, including service fees due to third parties, the compensation expense for the Funds' Chief Compliance Officer and other miscellaneous expenses. At April 30, 2007, Third Avenue Value Fund, Third Avenue Small-Cap Value Fund,

                            [THIRD AVENUE TRUST LOGO]

                               THIRD AVENUE TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 APRIL 30, 2007
                                   (UNAUDITED)

Third Avenue Real Estate Value Fund and Third Avenue International Value Fund had amounts payable to the Adviser of $1,036,640, $246,101, $386,230 and $251,809, respectively, for reimbursement of expenses paid by the Adviser. Under current arrangements for Third Avenue Value Fund and Third Avenue Small-Cap Value Fund, whenever, in any fiscal year, the Fund's normal operating expenses, including the investment advisory fee, but excluding brokerage commissions and interest and taxes, exceeds 1.90% of the first $100 million of the Funds average daily net assets, and 1.50% of average daily net assets in excess of $100 million, the Adviser is obligated to reimburse the Fund in an amount equal to that excess. Whenever, in any fiscal year, Third Avenue Real Estate Value Fund's normal operating expenses, including the investment advisory fee, but excluding brokerage commissions and taxes, exceeds 1.50% of the Fund's average daily net assets, the Adviser is obligated to reimburse the Fund in an amount equal to that excess. Under current arrangements for Third Avenue International Value Fund, whenever, in any fiscal year, the Fund's normal operating expenses including the investment advisory fee, but excluding brokerage commissions and taxes exceed 1.75% of the Fund's average daily net assets, the Adviser is obligated to reimburse Third Avenue International Value Fund in an amount equal to the excess. Such waived and reimbursed expenses may be paid to the Adviser during the following three-year period to the extent that the payment of such expenses would not cause the Funds to exceed the preceding limitations. No expense reimbursement was required for the six months ended April 30, 2007.

The Trust has entered into an Administration Agreement with the Adviser pursuant to which the Adviser, as administrator, is responsible for providing various administrative services to the Trust. The Adviser has in turn entered into a Sub-Administration Agreement with PFPC Inc. pursuant to which PFPC Inc. provides certain of these administrative services on behalf of the Adviser. The Adviser earns a fee from the Trust equal to $174,590 plus 50% of the difference between
(i) $191,022 plus .01% of the Trust's average net assets in excess of $1 billion and (ii) $174,590. The Adviser pays PFPC Inc. a sub-administration fee for sub-administration services provided to the Trust equal to $180,775.

Both the Trust and the Adviser have entered into agreements with financial intermediaries to provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries and have agreed to compensate the intermediaries for providing those services. Certain of those services would be provided by the Funds if the shares of each customer were registered directly with the Funds' transfer agent. Accordingly, the Adviser has agreed to pay and the Funds to reimburse a portion of the intermediary fees pursuant to provisions adopted by the Board of Trustees. Each Fund pays a portion of the intermediary fees attributable to shares of the Fund not exceeding the estimated expense the Fund would have paid its transfer agent had each customer's shares been registered directly with the transfer agent instead of held through the intermediary accounts. The Adviser pays the remainder of the fees. The fees incurred by the Funds are reflected as other shareholder servicing fees in the Statements of Operations. For the six months ended April 30, 2007, such fees amounted to $4,232,791 for Third Avenue Value Fund, $1,281,737 for Third Avenue Small-Cap Value Fund, $1,665,213 for Third Avenue Real Estate Value Fund and $1,027,894 for Third Avenue International Value Fund.

                               THIRD AVENUE TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 APRIL 30, 2007
                                   (UNAUDITED)


4. RELATED PARTY TRANSACTIONS
BROKERAGE COMMISSIONS:
M.J. Whitman LLC, a registered broker-dealer and Private Debt LLC, a dealer in the trading of bank debt and other private claims, operate under common control with the Adviser. For the six months ended April 30, 2007, the Funds incurred brokerage commissions, paid to related parties as follows:

   FUND                                             M.J. WHITMAN LLC              PRIVATE DEBT LLC
   ----                                              --------------                 -------------
   Third Avenue Value Fund                              $1,231,886                         $ --
   Third Avenue Small-Cap Value Fund                       494,101                           --
   Third Avenue Real Estate Value Fund                     670,976                           --
   Third Avenue International Value Fund                   283,567                           --

INVESTMENT IN AFFILIATES:
A summary of the Funds' transactions in securities of affiliated issuers for the six months ended April 30, 2007 is set forth below:



THIRD AVENUE VALUE FUND
                                    SHARES                                     SHARES                        DIVIDEND INCOME
                               HELD AT OCT. 31,   SHARES         SHARES    HELD AT APRIL 30,    VALUE AT       NOV. 1, 2006 -
NAME OF ISSUER:                      2006        PURCHASED        SOLD          2007         APRIL 30, 2007    APR. 30, 2007
---------------                ----------------  ---------     ----------  ----------------  --------------   ---------------
ACA Capital Holdings, Inc.           118,812     3,687,908(1)        --        3,806,720       $ 51,895,116    $        --
ACA Capital Holdings, Inc.
  Convertible Pfd.                       259            --          259(2)            --                 --             --
ACA Capital Holdings, Inc.
  Senior Convertible Pfd.                123            --          123(2)            --                 --             --
ACA Capital Holdings, Inc.
  Series B Senior Convertible
   Pfd.                              133,783            --      133,783(2)            --                 --             --
Alamo Group, Inc.                    594,300            --           --          594,300         16,046,100         71,316
 AVX Corp.                         9,046,200            --           --        9,046,200        150,528,768        678,465
Carver Bancorp, Inc.                 218,500            --           --          218,500          3,714,500         39,330
Chong Hing Bank, Ltd.             26,127,450            --           --       26,127,450         66,267,208      1,471,423
Covanta Holding Corp.              8,816,889            --           --        8,816,889        216,366,456             --
Forest City Enterprises, Inc.,
Class A                            4,847,557       562,876           --        5,410,433        359,590,741        718,059
Gouverneur Bancorp, Inc.             142,200            --           --          142,200          1,585,530         22,752
Henderson Land Development
 Co., Ltd.                        53,328,000    50,000,000           --      103,328,000        621,494,989     13,932,267
RHJ International                  4,505,945       122,968           --        4,628,913         93,489,147             --
SFSB, Inc.                           197,800        45,000           --          242,800          2,306,600             --
St. Joe Co. (The)                  6,072,168            --           --        6,072,168        343,866,874      1,943,094
Tejon Ranch Co.                    3,420,106            --           --        3,420,106        170,389,681             --
Trammell Crow Co.*                 2,150,000            --    2,150,000               --                 --             --
                                                                                             --------------    -----------
    Total Affiliates                                                                         $2,097,541,710    $18,876,706
                                                                                             ==============    ===========

                            [THIRD AVENUE TRUST LOGO]

                               THIRD AVENUE TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 APRIL 30, 2007
                                   (UNAUDITED)



THIRD AVENUE SMALL-CAP VALUE FUND

                                  SHARES                                SHARES                             DIVIDEND INCOME
                             HELD AT OCT. 31,  SHARES      SHARES   HELD AT APRIL 30,     VALUE AT          NOV. 1, 2006 -
NAME OF ISSUER:                    2006       PURCHASED     SOLD           2007        APRIL 30, 2007       APR. 30, 2007
---------------              ---------------- ---------    ------   -----------------  --------------      ---------------
Bandag, Inc.                    1,126,284           --      46,133     1,080,151        $  54,482,816       $   746,498
Bel Fuse, Inc., Class B           690,643       16,449          --       707,092           25,031,057            69,887
Borland Software Corp.          3,939,252      622,700          --     4,561,952           25,410,073                --
Catalyst Paper Corp.           12,107,879           --          --    12,107,879           36,990,176                --
Deltic Timber Corp.               750,875           --          --       750,875           37,506,206           112,631
Haverty Furniture Cos., Inc.    1,617,166       80,604          --     1,697,770           21,663,545           218,318
Herley Industries, Inc.         1,088,351      249,779          --     1,338,130           20,674,109                --
Magma Design Automation, Inc.*  2,386,734           --     995,621     1,391,113           19,099,981                --
National Western Life Insurance
  Co., Class A                    148,742       35,817          --       184,559           49,406,444                --
Stanley Furniture Co., Inc.       748,046      352,048          --     1,100,094           23,806,034           134,648
                                                                                         ------------        ----------
    Total Affiliates                                                                     $314,070,441        $1,281,982
                                                                                         ============        ==========

THIRD AVENUE REAL ESTATE VALUE FUND

                                  SHARES                                SHARES                             DIVIDEND INCOME
                             HELD AT OCT. 31,  SHARES      SHARES   HELD AT APRIL 30,     VALUE AT          NOV. 1, 2006 -
NAME OF ISSUER:                    2006       PURCHASED     SOLD           2007        APRIL 30, 2007       APR. 30, 2007
---------------              ---------------- ---------    ------   -----------------  --------------      ---------------
Acadia Realty Trust             2,293,800      143,010          --     2,436,810        $  65,501,453         $ 946,836
American Land Lease, Inc.         642,148           --          --       642,148           16,535,311           321,074
Associated Estates Realty Corp. 1,348,100           --          --     1,348,100           20,464,158           458,354
Avatar Holdings, Inc.             434,690           --          --       434,690           32,632,178                --
Columbia Equity Trust, Inc. *   1,000,000           --   1,000,000            --                   --           220,000
Consolidated-Tomoka Land Co.      510,000           --          --       510,000           38,275,500            91,800
Forest City Enterprises, Inc.,
 Class A                        7,029,931           --          --     7,029,931          469,669,690         1,352,934
JER Investors Trust, Inc.       2,251,800           --          --     2,251,800           39,654,198         2,612,088
Killam Properties, Inc.         7,380,400           --          --     7,380,400           18,219,926           151,112
Midland Realty (Holdings),
 Ltd.*                         49,926,000           --  20,352,000    29,574,000           18,374,110           294,839
One Liberty Properties, Inc.      938,200           --         500       937,700           22,242,244           675,324
PS Business Parks, Inc.         1,150,400           --          --     1,150,400           79,262,560           667,232
Quadra Realty Trust, Inc.             --     1,999,900          --     1,999,900           27,938,603                --
St. Joe Co. (The)               5,070,861           --          --     5,070,861          287,162,858         1,622,675
Thomas Properties Group, Inc.   2,000,000      411,373          --     2,411,373           41,403,274           252,754
Unite Group PLC*                7,757,487           --   4,230,759     3,526,728           36,213,702           118,744
                                                                                       --------------         ---------
    Total Affiliates                                                                   $1,213,549,765        $9,785,766
                                                                                       ==============        ==========

                            [THIRD AVENUE TRUST LOGO]

                               THIRD AVENUE TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 APRIL 30, 2007
                                   (UNAUDITED)


THIRD AVENUE INTERNATIONAL VALUE FUND

                                  SHARES                                SHARES                             DIVIDEND INCOME
                             HELD AT OCT. 31,  SHARES      SHARES   HELD AT APRIL 30,     VALUE AT          NOV. 1, 2006 -
NAME OF ISSUER:                    2006       PURCHASED     SOLD           2007        APRIL 30, 2007       APR. 30, 2007
---------------              ---------------- ---------    ------   -----------------  --------------      ---------------
ABB Grain, Ltd.                 6,096,663     1,988,011          --       8,084,674     $ 52,710,662         $  794,152
BIL International, Ltd.       103,667,023            --          --     103,667,023      110,541,765                 --
Blue Ocean Reinsurance, Ltd.      124,876            --          --         124,876       15,879,184                 --
Boardroom, Ltd.                22,522,784            --          --      22,522,784        7,264,219            147,449
Catalyst Paper Corp.           40,080,245            --          --      40,080,245      122,447,153                 --
Dundee Precious Metals, Inc.    3,792,832            --          --       3,792,832       38,307,637                 --
Gigabyte Technology Co., Ltd.  31,351,000     6,277,000          --      37,628,000       25,186,607                 --
Liu Chong Hing Investment,
 Ltd.                          21,374,000            --          --      21,374,000       31,695,950            410,360
Netia S.A.                     29,703,256       347,273          --      30,050,529       43,109,595                 --
Oslo Bors Holding ASA*            351,700            --     351,700              --               --                 --
Rubicon, Ltd.                  44,893,185            --          --      44,893,185       32,930,925                 --
Saskatchewan Wheat Pool        10,559,300            --          --      10,559,300       78,964,042                 --
Toll NZ, Ltd.                  18,671,113            --          --      18,671,113       36,661,008                 --
United International
 Enterprises, Ltd.                444,406            --          --         444,406       47,126,570                 --
WBL Corp., Ltd.                16,216,000     3,074,300          --      19,290,300       58,661,304            490,727
                                                                                        ------------         ----------
    Total Affiliates                                                                    $701,486,621         $1,842,688
                                                                                        ============         ==========

* As of April 30, 2007, no longer an affiliate.
 (1) Increase due to exchange.
 (2) Decrease due to exchange.

                            [THIRD AVENUE TRUST LOGO]

                               THIRD AVENUE TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 APRIL 30, 2007
                                   (UNAUDITED)


5. CAPITAL SHARE TRANSACTIONS
Each Fund is authorized to issue an unlimited number of shares of beneficial interest with $0.001 par value.

Transactions in capital stock were as follows:

                                                 THIRD AVENUE                       THIRD AVENUE
                                                  VALUE FUND                    SMALL-CAP VALUE FUND
                                       ---------------------------------  ---------------------------------
                                           FOR THE          FOR THE           FOR THE           FOR THE
                                      SIX MONTHS ENDED    YEAR ENDED     SIX MONTHS ENDED     YEAR ENDED
                                       APRIL 30, 2007  OCTOBER 31, 2006   APRIL 30, 2007   OCTOBER 31, 2006
                                       ---------------  ---------------   ---------------   ---------------
Increase (decrease) in Fund shares:
Shares outstanding at beginning
   of period                              153,848,187       108,658,702       90,805,077        77,319,265
                                           ----------        ----------       ----------        ----------
   Shares sold                             26,856,218        58,685,754        4,697,258        27,806,946
   Shares reinvested from dividends
      and distributions                     8,012,353        10,828,087        4,585,307         1,984,280
   Shares redeemed                        (12,592,537)      (24,324,356)     (10,368,940)      (16,305,414)
                                           ----------        ----------       ----------        ----------
Net increase (decrease) in Fund shares     22,276,034        45,189,485       (1,086,375)       13,485,812
                                           ----------        ----------       ----------        ----------
Shares outstanding at end of period       176,124,221       153,848,187       89,718,702        90,805,077
                                           ==========        ==========       ==========        ==========

                                                 THIRD AVENUE                       THIRD AVENUE
                                            REAL ESTATE VALUE FUND            INTERNATIONAL VALUE FUND
                                       ---------------------------------  ---------------------------------
                                           FOR THE          FOR THE           FOR THE           FOR THE
                                      SIX MONTHS ENDED    YEAR ENDED     SIX MONTHS ENDED     YEAR ENDED
                                       APRIL 30, 2007  OCTOBER 31, 2006   APRIL 30, 2007   OCTOBER 31, 2006
                                       ---------------  ---------------   ---------------   ---------------
Increase (decrease) in Fund shares:
Shares outstanding at beginning
   of period                               86,401,434        97,702,927       99,168,233        94,865,602
                                           ----------        ----------       ----------        ----------
   Shares sold                             10,641,893        15,254,843        5,413,044        17,893,198
   Shares reinvested from dividends
      and distributions                     8,499,308         4,617,657       11,274,840         2,312,692
   Shares redeemed                        (11,203,570)      (31,173,993)     (14,529,814)      (15,903,259)
                                           ----------        ----------       ----------        ----------
Net increase (decrease) in Fund shares      7,937,631       (11,301,493)       2,158,070         4,302,631
                                           ----------        ----------       ----------        ----------
Shares outstanding at end of period        94,339,065        86,401,434      101,326,303        99,168,233
                                           ==========        ==========       ==========        ==========

                            [THIRD AVENUE TRUST LOGO]

                               THIRD AVENUE TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 APRIL 30, 2007
                                   (UNAUDITED)


Third Avenue Value Fund charges a redemption fee of 1% for shares held 60 days or less. Third Avenue Small-Cap Value Fund and Third Avenue Real Estate Value Fund charge a redemption fee of 1% for shares held one year or less. Third Avenue International Value Fund charges a redemption fee of 2% for shares held one year or less.

6. COMMITMENTS AND CONTINGENCIES
Third Avenue Value Fund has committed a $1,755,000 capital investment to RS Holdings of which $1,022,245 has been funded as of April 30, 2007. Under certain circumstances this commitment may be payable to RS Holdings, although the Adviser believes that this commitment is no longer enforceable.

Third Avenue Real Estate Value Fund has committed up to $10,500,000 to Atlantic American Realty Capital Advisors, Inc., of which $500,000 has been funded as of April 30, 2007. Under certain circumstances this commitment may be payable to Atlantic American Realty Capital Advisors, Inc.

Accordingly, Third Avenue Value Fund and Third Avenue Real Estate Value Fund have segregated securities valued at $24,993,161 and $24,993,281 respectively, to meet each of these contingencies.

In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

7. RISKS RELATING TO CERTAIN INVESTMENTS

FOREIGN SECURITIES:
Investments in the securities of foreign issuers may involve investment risks different from those of U.S. issuers including possible political or economic instability of the country of the issuer, the difficulty of predicting international trade patterns, the possibility of currency exchange controls, the possible imposition of foreign taxes on income from and transactions in such instruments, the possible establishment of foreign controls, the possible seizure or nationalization of foreign deposits or assets, or the adoption of other foreign government restrictions that might adversely affect the foreign securities held by the Funds. Foreign securities may also be subject to greater fluctuations in price than securities of domestic corporations or the U.S. Government.

HIGH YIELD DEBT:
The Funds may invest in high yield, lower grade debt. The market values of these higher yielding debt securities tend to be more sensitive to economic conditions and individual corporate developments than those of higher rated securities. In addition, the secondary market for these bonds is generally less liquid.

                            [THIRD AVENUE TRUST LOGO]

                               THIRD AVENUE TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 APRIL 30, 2007
                                   (UNAUDITED)


LOANS AND OTHER DIRECT DEBT INSTRUMENTS:
The Funds may invest in loans and other direct debt instruments issued by corporate borrowers. These loans represent amounts owed to lenders or lending syndicates (loans and loan participations) or to other parties. Direct debt instruments may involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to the Fund in the event of fraud or misrepresentation. In addition, loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The markets in loans are not regulated by federal securities laws or the Securities and Exchange Commission ("SEC").

TRADE CLAIMS:
An investment in trade claims is very speculative and carries a high degree of risk. Trade claims are illiquid instruments which generally do not pay interest and there can be no guarantee that the debtor will ever be able to satisfy the obligation on the trade claim. The markets in trade claims are not regulated by federal securities laws or the SEC. Because trade claims are unsecured, holders of trade claims may have a lower priority in terms of payment than certain other creditors in a bankruptcy proceeding.

8. FEDERAL INCOME TAXES
The tax character of distributions paid during the period ended April 30, 2007 was as follows:

                                                     ORDINARY             NET LONG-TERM
                                                      INCOME              CAPITAL GAIN
                                                    ----------            ------------
Third Avenue Value Fund                           $505,248,562           $ 14,621,692
Third Avenue Small-Cap Value Fund                   49,009,478             77,757,960
Third Avenue Real Estate Value Fund                 82,681,372            222,103,583
Third Avenue International Value Fund              121,976,814            154,027,391

The tax character of distributions paid during the fiscal year ended October 31, 2006 was as follows:

                                                     ORDINARY             NET LONG-TERM
                                                      INCOME              CAPITAL GAIN
                                                    ----------            ------------
Third Avenue Value Fund                           $184,620,893           $444,291,930
Third Avenue Small-Cap Value Fund                   32,394,132             19,085,781
Third Avenue Real Estate Value Fund                 64,992,122             77,076,737
Third Avenue International Value Fund               43,828,096              9,495,160

                            [THIRD AVENUE TRUST LOGO]

                               THIRD AVENUE FUNDS
                        SCHEDULE OF SHAREHOLDER EXPENSES
                                   (UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as redemption fees; and (2) ongoing costs, including management fees; other shareholder servicing fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period, November 1, 2006 and held for the entire reporting period ended April 30, 2007.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                          Expenses Paid
                                       Beginning           Ending       During the Period
                                      Account Value     Account Value  November 1, 2006 to  Annualized
                                    November 1, 2006   April 30, 2007    April 30, 2007*   Expense Ratio
                             ------------------------------------------------------  -------------------------

Third Avenue Value Fund
  Actual                                 $1,000            $1,111             $5.55            1.06%
  Hypothetical                           $1,000            $1,020             $5.31            1.06%
Third Avenue Small-Cap Value Fund
  Actual                                 $1,000            $1,089             $5.70            1.10%
  Hypothetical                           $1,000            $1,019             $5.51            1.10%
Third Avenue Real Estate Value Fund
  Actual                                 $1,000            $1,116             $5.72            1.09%
  Hypothetical                           $1,000            $1,019             $5.46            1.09%
Third Avenue International Value Fund
  Actual                                 $1,000            $1,093             $7.52            1.45%
  Hypothetical                           $1,000            $1,018             $7.25            1.45%

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181) divided by 365.

                            [THIRD AVENUE TRUST LOGO]

                ANNUAL RENEWAL OF INVESTMENT ADVISORY AGREEMENTS
                                   (UNAUDITED)


At a meeting of the Board of Trustees of the Trust held on June 1, 2006, the Trustees, by a unanimous vote (including a separate vote of those Trustees who are not "interested persons" (as the term is defined in the 1940 Act) (the "Independent Trustees")), approved the renewal of each Fund's Investment Advisory Agreement (collectively, the "Agreements"). In advance of the meeting, the Independent Trustees, through their independent legal counsel, requested extensive materials, and the Adviser provided them, to assist the Board in considering the renewal of the Agreements. The Board engaged in a detailed discussion of the materials with the Adviser. The Independent Trustees then met separately with their independent legal counsel for a discussion of the Adviser's presentation and materials. In considering the Agreements, the Trustees did not identify any single overriding factor and instead considered all factors collectively. As a part of their decision-making process, the Trustees noted that the Adviser has managed each Fund since its inception, and that the Trustees believe that a long-term relationship with a capable, conscientious adviser is in the best interest of the Funds. Following this session, the full Board reconvened and approved the continuation of each Agreement as being in the best interests of the relevant Fund and its shareholders. The following is a summary of the discussions and conclusions regarding the material factors that formed the basis for the Board's approval.

FACTORS CONSIDERED

A. FINANCIAL CONDITION OF THE ADVISER; ADVISORY FEES: PROFITABILITY.

The Trustees received a presentation from representatives of the Adviser, including a report prepared by Lipper Inc., and reviewed and considered:

 1. the  financial  condition  of the Adviser to  determine  that the Adviser is
    solvent  and   sufficiently   well   capitalized   to  perform  its  ongoing
    responsibilities to the Funds;

 2. the information sources and methodology used in the selection of funds to be included in the comparison universe and the competitive fund group used in comparative analyses of each Fund's advisory fees and expense ratio and in analyzing the Fund's performance;

 3. each Fund's advisory fee and total expenses versus those of the comparison universe and competitive fund group, noting, for each Fund, the Fund's generally competitive ranking within the universe and that its fees and expenses generally were well within the range of those of the funds in its competitive group;

 4. performance/expense analysis of each Fund and funds in its competitive fund group;

 5. a comparison of fees paid to the Adviser versus fees paid by similar funds advised and sub-advised by the Adviser;

 6. advisory fee breakpoints of funds in the competitive groups;

                            [THIRD AVENUE TRUST LOGO]

                                   (UNAUDITED)


 7. information  presented  in  respect  of  economies  of  scale,  noting   the
    competitive expense ratios, the extensive resources that the Adviser dedicates to its investment advisory process to the benefit of the Funds and the trend of declining or generally stable gross expense ratios of each Fund since inception;

 8. the profitability to the Adviser resulting from each Agreement, reviewing the dollar amount of expenses allocated and revenue received by the Adviser and the method used to determine such expenses and corresponding profit; and

 9. brokerage commission revenue to the Adviser's affiliated broker-dealer from transactions executed for the Funds, including the quarterly brokerage analysis performed by a third party service and provided to the Trustees analyzing, among other things, the affiliated broker-dealer's per share commission and execution costs.

B. DESCRIPTION OF PERSONNEL AND SERVICE PROVIDED BY THE ADVISER.

The Trustees reviewed with representatives of the Adviser, and considered:

 1. the nature, extent and quality of services rendered to the Funds, including the Adviser's investment, senior management and operational personnel and the oversight of day-to-day operations of the Funds provided by the Adviser;

 2. the Adviser's research and portfolio management capabilities, particularly the intensive research undertaken in connection with the Adviser's deep value philosophy; and

 3. the value added through the Adviser's active management style that includes participation in corporate restructurings.

C. COMPLIANCE MATTERS

 1. The Trustees met in private session with the Trust's Chief Compliance Officer and reviewed the operation of the Trust's and the Adviser's compliance programs.

D. INVESTMENT PERFORMANCE OF THE FUNDS AND ADVISER.

 1. The Trustees reviewed total return information for each Fund versus the comparison universe and competitive funds group and compared to the Fund's benchmark index for various periods and since inception.

 2. It was noted that each Fund's performance was favorable both on an absolute basis and, since inception, relative to that of funds in the comparison universe and competitive group and the Fund's benchmark.

                            [THIRD AVENUE TRUST LOGO]

          ANNUAL RENEWAL OF INVESTMENT ADVISORY AGREEMENTS (CONTINUED)
                                   (UNAUDITED)


CONCLUSIONS
The Trustees concluded that the nature, extent and quality of the services provided by the Adviser are adequate and appropriate. The Trustees considered, evaluated and were satisfied with each Fund's historical performance. They also considered the advisory fee and expense ratio of each Fund and evaluated the comparisons to those of funds in the comparable universe and competitive group and the performance/expense analysis, as discussed in the Adviser's presentation. The Trustees discussed the Adviser's profitability, and it was noted that the profitability percentage for each Fund was within ranges in relevant court cases upholding board approval of particular advisory agreements. The Trustees concluded that each Fund's fee paid to the Adviser was reasonable in light of comparative performance and advisory fee and expense information, costs of the services provided and profits and other benefits derived by the Adviser and its affiliates from their relationship with the Fund. The Trustees also considered the advisory fees charged for similar funds advised and sub-advised by the Adviser and reviewed the nature of the services provided and differences, from the Adviser's perspective, in management of the Funds as compared to advisory services provided to other advised and sub-advised funds. The Trustees recognized that any differences in fees paid were consistent with the differences in services provided by the Adviser.

The Trustees considered whether economies of scale are shared with the Funds and considered each Fund's competitive fee structure, the extensive resources that the Adviser dedicates to its investment advisory process to the benefit of the Fund, and the size of the Fund. The Trustees concluded that operational economies of scale had benefited the Funds and that there were no other material economies of scale in which the Funds should share.

                                BOARD OF TRUSTEES
                                  Jack W. Aber
                                 David M. Barse
                              William E. Chapman II
                                 Lucinda Franks
                                 Edward J. Kaier
                                  Marvin Moser
                                  Eric Rakowski
                                  Martin Shubik
                                Charles C. Walden
                                Martin J. Whitman
                                    OFFICERS
                                Martin J. Whitman
                              Chairman of the Board
                                 David M. Barse
                       President, Chief Executive Officer
                                Vincent J. Dugan
                       Chief Financial Officer, Treasurer
                                Michael A. Buono
                                   Controller
                                  W. James Hall
                           General Counsel, Secretary
                                Joseph J. Reardon
                            Chief Compliance Officer
                                 TRANSFER AGENT
                                    PFPC Inc.
                                  P.O. Box 9802
                            Providence, RI 02940-8002
                                 (610) 239-4600
                           (800) 443-1021 (toll-free)
                               INVESTMENT ADVISER
                           Third Avenue Management LLC
                                622 Third Avenue
                               New York, NY 10017
                          INDEPENDENT REGISTERED PUBLIC
                                 ACCOUNTING FIRM
                           PricewaterhouseCoopers LLP
                               300 Madison Avenue
                               New York, NY 10017
                                    CUSTODIAN
                             Custodial Trust Company
                               101 Carnegie Center
                               Princeton, NJ 08540

                           [THIRD AVENUE TRUST LOGO]

                               THIRD AVENUE FUNDS
                                622 THIRD AVENUE
                               NEW YORK, NY 10017
                              PHONE (212) 888-5222
                            TOLL FREE (800) 443-1021
                               FAX (212) 888-6757
                            WWW.THIRDAVENUEFUNDS.COM

ITEM 2.  CODE OF ETHICS.

Not applicable for semi-annual reports.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of the Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

 (a) The Trust's principal executive officer and principal financial officer have evaluated the Trust's disclosure controls and procedures within 90 days of this filing and have concluded that the Trust's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The Trust's principal executive officer and principal financial officer are aware of no changes in the Trust's internal control over financial reporting that occurred during the Trust's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

ITEM 12. EXHIBITS.

 (a) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) THIRD AVENUE TRUST
            --------------------

By:      /s/ David M. Barse
Name:    David M. Barse
Title:   Principal Executive Officer
Date:    June 27, 2007

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ David M. Barse
Name:    David M. Barse
Title:   Principal Executive Officer
Date:    June 27, 2007

By:      /s/ Vincent J. Dugan
Name:    Vincent J. Dugan
Title:   Principal Financial Officer
Date:    June 27, 2007